                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-CSR

                   CERTIFIED SHAREHOLDER REPORT OF REGISTERED
                         MANAGEMENT INVESTMENT COMPANIES

                    Investment Company Act File No. 811-05012
                    -----------------------------------------

                CREDIT SUISSE ASSET MANAGEMENT INCOME FUND, INC.
                ------------------------------------------------
               (Exact Name of Registrant as Specified in Charter)

               466 Lexington Avenue, New York, New York 10017-3140
               ---------------------------------------------------
               (Address of Principal Executive Offices) (Zip Code)

                               J. Kevin Gao, Esq.
                Credit Suisse Asset Management Income Fund, Inc.
                              466 Lexington Avenue
                          New York, New York 10017-3140

Registrant's telephone number, including area code:(212) 875-3500

Date of fiscal year end: December 31

Date of reporting period: January 1, 2005 to June 30, 2005

ITEM 1. REPORTS TO STOCKHOLDERS.

[CREDIT SUISSE ASSET MANAGEMENT LOGO]

CREDIT SUISSE ASSET MANAGEMENT INCOME FUND, INC.


SEMIANNUAL REPORT

JUNE 30, 2005
(UNAUDITED)

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                       This page intentionally left blank

CREDIT SUISSE ASSET MANAGEMENT INCOME FUND, INC.
SEMIANNUAL INVESTMENT ADVISER'S REPORT
June 30, 2005 (unaudited)

                                                                   July 22, 2005

Dear Shareholder:

PERFORMANCE SUMMARY
1/1/05 - 6/30/05

FUND & BENCHMARK                                               PERFORMANCE
Total Return (based on NAV)(1)                                 -1.48%
Total Return (based on market value)                            8.01%
Citigroup High-Yield Market Index(2) (CHYMI)                    0.81%

MARKET OVERVIEW: SOME TURBULENCE ON THE FLIGHT TO QUALITY

   Bond markets fluctuated in the first six months of 2005, at some points dominated by weaker growth and benign inflation and at others by the resumed recovery and increasing price pressures. The Federal Reserve, meanwhile, continued its measured pace of 25 basis point rate hikes at each of its four meetings, taking the fed funds target rate from 2.25% in January to 3.25% at the end of June.

   In the first half of 2005 the economy appeared to slow somewhat from last year's pace, although GDP continued to grow at or above trend. Corporate profits also declined modestly relative to the prior six months as various headwinds emerged, including volatile oil prices, which broke the $60 a barrel barrier in June. Inflation, meanwhile, appeared to trend upwards, due primarily to slower productivity gains and increasing unit labor costs.

   We believe the most important development in the credit markets this year was the downgrades of General Motors (GM) and Ford to junk, which caused spreads to widen further from their recent near-historic lows. Simply put, the prospect of having to absorb fallen angels of this magnitude (together the two companies possess nearly $90 billion in index-eligible debt), increased perceived risk among high yield investors. The Fitch downgrade of GM to junk later in May confirmed the company's status among the high yield benchmarks and removed some of the uncertainty in the market. The smooth transition of the automaker's debt into high yield accounts, in our opinion, was a key factor buoying second quarter results.

STRATEGIC REVIEW: SELECTIVE SECTOR POSITIONING

   Several factors accounted for the Fund's underperformance of its benchmark during the fiscal half-year:

   - The major detractors during the period were the Fund's overweight to the Building Products sector, an underweight to the Energy sector and issue selection in the Health Care Facilities sector.

   - Our underweight to the Automobile Manufacturing sector during the period (we sold all of our holdings in GM earlier in January) contributed positively to the Fund's performance during the period.

   - Our overweight to the Wireless sector added significantly to the Fund's performance during the period.

   - An underweight to the Airlines sector and issue selection in both the Airlines and Cable sectors also benefited the Fund.

OUTLOOK: WATCHING THE CREDIT CYCLE TURN

   We believe that corporations might continue the recent trend and favor stockholders over bondholders in the next phase of the corporate finance cycle. Since 2002, corporations had been paying down debt, buying back less stock, and accumulating more cash on the balance sheet. This contributed to the improved credit ratings of many firms and a lower default ratio in the credit market generally. However, this trend essentially peaked and began to turn in late 2004. As a result we believe we have reached the apex of the credit improvement cycle. We anticipate that firms will continue to pursue more shareholder friendly actions, using the accumulated cash to increase dividends, inventories, capital spending and stock buybacks. Over time this could lead to a gradual deterioration in the credit environment, placing greater importance on fundamental research and security selection.

Sincerely yours,

/s/ Michael E. Kenneally

Michael E. Kenneally, Chairman of the Board*

/s/ Dennis Schaney

Dennis Schaney, Chief Investment Officer**

   HIGH YIELD BONDS ARE LOWER-QUALITY BONDS THAT ARE ALSO KNOWN AS "JUNK BONDS." SUCH BONDS ENTAIL GREATER RISKS THAN THOSE FOUND IN HIGHER-RATED SECURITIES. INTERNATIONAL INVESTING ENTAILS SPECIAL RISK CONSIDERATIONS, INCLUDING CURRENCY FLUCTUATIONS, LOWER LIQUIDITY, ECONOMIC AND POLITICAL RISKS, AND DIFFERENCES IN ACCOUNTING METHODS; THESE RISKS

ARE GENERALLY HEIGHTENED FOR EMERGING-MARKET INVESTMENTS. THE FUND MAY INCLUDE A GREATER DEGREE OF RISK THAN OTHER FUNDS THAT INVEST IN LARGER, MORE-DEVELOPED MARKETS.

   IN ADDITION TO HISTORICAL INFORMATION, THIS REPORT CONTAINS FORWARD-LOOKING STATEMENTS, WHICH MAY CONCERN, AMONG OTHER THINGS, DOMESTIC AND FOREIGN MARKET, INDUSTRY AND ECONOMIC TRENDS AND DEVELOPMENTS AND GOVERNMENT REGULATION AND THEIR POTENTIAL IMPACT ON THE FUND'S INVESTMENT PORTFOLIO. THESE STATEMENTS ARE SUBJECT TO RISKS AND UNCERTAINTIES AND ACTUAL TRENDS, DEVELOPMENTS AND REGULATIONS IN THE FUTURE AND THEIR IMPACT ON THE FUND COULD BE MATERIALLY DIFFERENT FROM THOSE PROJECTED, ANTICIPATED OR IMPLIED. THE FUND HAS NO OBLIGATION TO UPDATE OR REVISE FORWARD-LOOKING STATEMENTS.

   THE INFORMATION PRESENTED IS FOR INFORMATIONAL PURPOSES ONLY. THIS REPORT IS NOT A RECOMMENDATION TO BUY OR SELL OR A SOLICITATION OF AN OFFER TO BUY OR SELL ANY SECURITIES OR ADOPT ANY INVESTMENT STRATEGY. READERS ARE ADVISED NOT TO INFER OR ASSUME THAT ANY SECURITIES, COMPANIES, SECTORS OR MARKETS DESCRIBED WILL BE PROFITABLE. ALL OPINIONS AND VIEWS CONSTITUTE JUDGMENTS AS OF THE DATE OF WRITING, AND ARE SUBJECT TO CHANGE AT ANY TIME WITHOUT NOTICE.

   * Michael E. Kenneally is the Chairman of the Board. Mr. Kenneally is also Director and/or Chairman of other investment companies advised by CSAM.

   ** Dennis Schaney is a Managing Director of CSAM and global head of fixed income. He has served in these capacities since 2003. He is primarily responsible for the management of the Fund's assets. From 1998 until 2003, he was head of leveraged finance, co-head of credit research and a member of the firm's investment strategy group at Blackrock Financial Management. Prior to his tenure at Blackrock, Mr. Schaney spent nine years at Merrill Lynch, where he was a Managing Director in the Global Fixed Income Research and Economics Department. Mr. Schaney also is Chief Investment Officer of Credit Suisse High Yield Bond Fund (NYSE: DHY)

----------
(1)  Based on NAV and assuming reinvestment of dividends of $0.25 per share.
(2) The Citigroup High-Yield Market Index is a broad-based, unmanaged index of high yield securities that is compiled by Citigroup Global Markets Inc. It does not reflect the impact of taxes. Investors cannot invest directly in an index.

TOP TEN HOLDINGS
(% of net assets as of 6/30/05)

1.   Cablevision Systems, Corp., Series B, Global Senior Notes
      8.00%, 04/15/12                                                      1.4%
2.   Georgia-Pacific Corp., Global Company Guaranteed Notes
      9.375%, 02/01/13                                                     1.2%
3.   Qwest Corporation, Rule 144A, Senior Notes 7.875%, 09/01/11           1.0%
4.   General Motors Acceptance Corp., Global Notes 6.75%, 12/01/14         1.0%
5.   Newark Group, Inc., Global Senior Subordinated Notes
      9.75%, 03/15/14                                                      1.0%
6.   Rural Cellular Corp., Global Senior Subordinated Notes
      9.75%, 01/15/10                                                      0.9%
7.   Hard Rock Hotel, Inc., Global Notes 8.875%, 06/01/13                  0.9%
8.   Levi Strauss & Co., Global Senior Notes 9.75%, 01/15/15               0.7%
9.   JSG Funding plc, Rule 144A, Senior Subordinated Notes
      7.75%, 04/01/15                                                      0.7%
10.  Williams Companies, Inc., Notes 8.125%, 03/15/12                      0.6%

CREDIT QUALITY BREAKDOWN
(% of total investments as of 6/30/05)

S&P RATINGS
BBB                                                                        0.7%
BB                                                                        15.0
B                                                                         53.7
CCC                                                                       21.9
CC                                                                         0.8
N/R                                                                        3.1
                                                                         -----
Subtotal                                                                  95.2
Time Deposit                                                               3.3
Equities and Other                                                         1.5
                                                                         -----
Total                                                                    100.0%
                                                                         =====

CREDIT SUISSE ASSET MANAGEMENT INCOME FUND, INC.
SCHEDULE OF INVESTMENTS
June 30, 2005 (unaudited)

    PAR                                                                    RATINGS+
   (000)                                                                 (S&P/MOODY'S)   MATURITY   RATE%       VALUE
   -----                                                                 -------------   --------   ------  --------------
DOMESTIC SECURITIES (90.0%)
CORPORATE OBLIGATIONS (88.5%)
AEROSPACE (0.6%)
$      300   BE Aerospace, Inc., Series B, Senior
              Subordinated Notes                                          (B-, Caa2)     03/01/08    8.000  $      301,500
       650   L-3 Communication Corp., Global Senior
              Subordinated Notes (Callable 1/15/10 @
              $102.94)                                                    (BB+, Ba3)     01/15/15    5.875         633,750
       250   Sequa Corp., Senior Notes                                     (BB-, B1)     08/01/09    9.000         276,875
                                                                                                            --------------
                                                                                                                 1,212,125
                                                                                                            --------------
AIRLINES (0.5%)
       900   American Airlines, Inc., Series 01-2, Pass Thru
              Certificates                                                  (B, B1)      10/01/06    7.800         855,852
       155   Continental Airlines, Inc., Series 991C, Pass Thru
              Certificates                                                 (BB-, B2)     08/02/09    6.954         125,393
                                                                                                            --------------
                                                                                                                   981,245
                                                                                                            --------------
AUTOMOBILE MANUFACTURING/VEHICLE PARTS (3.1%)
       750   Accuride Corp., Global Company Guaranteed
              Notes (Callable 2/01/10 @ $104.25)                          (B-, Caa1)     02/01/15    8.500         736,875
       800   American Tire Distributors, Inc., Rule 144A,
              Senior Notes (Callable 4/01/09 @ $105.38)++                (CCC+, Caa2)    04/01/13   10.750         768,000
       400   Autocam Corp., Global Senior Subordinated
              Notes (Callable 6/15/09 @ $105.44)                          (B-, Caa2)     06/15/14   10.875         260,000
       775   Cambridge Industries, Inc., Senior Subordinated
              Notes^                                                       (NR, NR)      07/15/07   10.250           7,746
       600   Cooper-Standard Automotive, Inc., Global
              Company Guaranteed Notes (Callable
              12/15/09 @ $104.19)                                           (B, B3)      12/15/14    8.375         477,000
       500   Cummins, Inc., Global Senior Notes (Callable
              12/01/06 @ $104.75)                                         (BB+, Ba2)     12/01/10    9.500         552,500
       800   Dura Operating Corp., Series D, Company
              Guaranteed Notes (Callable 5/01/06 @ $101.50)              (CCC+, Caa1)    05/01/09    9.000         560,000
     1,250   Goodyear Tire & Rubber Co., Rule 144A, Senior
              Notes (Callable 7/01/10 @ $104.50)++                         (B-, B3)      07/01/15    9.000       1,234,375
       365   Holley Performance Products, Inc., Series B,
              Company Guaranteed Notes (Callable
              9/15/05 @ $102.04)                                         (CCC-, Caa3)    09/15/07   12.250         276,487
       500   J.B. Poindexter & Co., Inc., Global Company
              Guaranteed Notes (Callable 3/15/09 @ $104.38)                (B-, B1)      03/15/14    8.750         457,500
       800   Metaldyne Corp., Global Company Guaranteed
              Notes (Callable 6/15/07 @ $105.50)                         (CCC+, Caa2)    06/15/12   11.000         522,000
       400   Stanadyne Corp., Global Senior Subordinated
              Notes (Callable 8/15/09 @ $105.00)                          (B-, Caa1)     08/15/14   10.000         380,000
       350   Tenneco Automotive, Inc., Global Company
              Guaranteed Notes (Callable 11/15/09 @ $104.31)               (B-, B3)      11/15/14    8.625         353,500
                                                                                                            --------------
                                                                                                                 6,585,983
                                                                                                            --------------

                 See Accompanying Notes to Financial Statements.

    PAR                                                                    RATINGS+
   (000)                                                                 (S&P/MOODY'S)   MATURITY   RATE%       VALUE
   -----                                                                 -------------   --------   ------  --------------
DOMESTIC SECURITIES
CORPORATE OBLIGATIONS
BROADBAND (0.4%)
$      750   Level 3 Communications, Inc., Senior Notes
              (Callable 5/01/06 @ $100.00)                                 (CC, Ca)      05/01/08    9.125  $      626,250
       250   Level 3 Financing, Inc., Rule 144A, Senior Notes
              (Callable 10/15/07 @ $105.38)++                             (CC, Caa1)     10/15/11   10.750         211,875
       250   Primus Telecommunications Group, Inc., Global
              Senior Notes (Callable 1/15/09 @ $104.00)                  (CCC-, Caa1)    01/15/14    8.000         133,125
                                                                                                            --------------
                                                                                                                   971,250
                                                                                                            --------------
BROADCAST/OUTDOOR (0.9%)
       750   Emmis Communications Corp., Rule 144A, Senior
              Notes (Callable 12/15/05 @ $100.00)++#                       (B-, B3)      06/15/12    9.314         766,875
       250   Emmis Operating, Co., Global Senior
              Subordinated Notes (Callable 5/15/08 @ $103.44)              (B-, B2)      05/15/12    6.875         248,750
        75   Interep National Radio Sales, Inc., Series B,
              Company Guaranteed Notes (Callable 7/01/05 @
              $101.67)                                                     (CC, Ca)      07/01/08   10.000          62,719
       500   Paxson Communications Corp., Global Company
              Guaranteed Notes (Callable 1/15/06 @ $106.13)+             (CCC-, Caa1)    01/15/09    0.000         470,000
       450   Sinclair Broadcast Group, Inc., Global Company
              Guaranteed Notes (Callable 12/15/06 @ $104.38)                (B, B2)      12/15/11    8.750         474,750
                                                                                                            --------------
                                                                                                                 2,023,094
                                                                                                            --------------
BUILDING PRODUCTS (3.6%)
       750   Associated Materials, Inc., Global Senior Discount
              Notes (Callable 3/01/09 @ $105.63)+                        (CCC+, Caa2)    03/01/14    0.000         480,000
       300   Building Materials Corp. of America, Global
              Secured Notes (Callable 8/01/09 @ $103.88)                   (B+, B2)      08/01/14    7.750         279,000
        66   Building Materials Corp.of America, Series B,
              Senior Notes                                                 (B+, B2)      07/15/05    7.750          65,835
       750   Compression Polymers Holding Corp., Rule 144A,
              Senior Notes (Callable 7/01/09 @ $105.25)++                  (B-, B2)      07/01/13   10.500         750,000
       700   Dayton Superior Corp., Company Guaranteed
              Notes (Callable 6/15/07 @ $102.17)                          (CCC, Caa2)    06/15/09   13.000         619,500
       250   Dayton Superior Corp., Global Secured Notes
              (Callable 6/15/06 @ $105.63)                                 (B-, B3)      09/15/08   10.750         261,250
       750   Goodman Global Holdings Co., Inc., Rule 144A,
              Senior Subordinated Notes (Callable 12/15/08 @
              $103.94)++                                                  (B-, Caa1)     12/15/12    7.875         697,500
       400   Interface, Inc., Global Senior Subordinated Notes
              (Callable 2/01/09 @ $104.75)                                (CCC, Caa3)    02/01/14    9.500         410,000
       250   Norcraft Holdings L.P./Norcraft Capital, Global
              Senior Discount Notes (Callable 9/01/08 @
              $104.88)+                                                   (B-, Caa1)     09/01/12    0.000         173,750
     1,000   NTK Holdings, Inc., Rule 144A, Senior Discount
              Notes (Callable 9/01/09 @ $105.38)+++                      (CCC+, Caa2)    03/01/14    0.000         475,000

                 See Accompanying Notes to Financial Statements.

    PAR                                                                    RATINGS+
   (000)                                                                 (S&P/MOODY'S)   MATURITY   RATE%       VALUE
   -----                                                                 -------------   --------   ------  --------------
DOMESTIC SECURITIES
CORPORATE OBLIGATIONS
BUILDING PRODUCTS
$      900   Ply Gem Industries, Inc., Global Senior
              Subordinated Notes (Callable 2/15/08 @
              $104.50)                                                     (B-, B3)      02/15/12    9.000  $      765,000
       500   RMCC Acquisition Co., Rule 144A, Senior
             Subordinated Notes (Callable 11/01/08 @
              $104.75)++                                                 (CCC+, Caa1)    11/01/12    9.500         480,000
       250   Texas Industries, Inc., Rule 144A, Senior Notes
              (Callable 7/15/09 @ $103.63)++                              (BB-, Ba3)     07/15/13    7.250         257,500
       250   Texas Industries, Inc., Global Senior Notes
              (Callable 6/15/07 @ $105.63)                                 (BB-, B1)     06/15/11   10.250         290,937
       800   THL Buildco (Nortek), Inc., Global Senior
             Subordinated Notes (Callable 9/01/09 @
              $104.25)                                                    (B-, Caa1)     09/01/14    8.500         748,000
     1,300   Werner Holdings Co., Inc., Series A, Company
              Guaranteed Notes (Callable 11/15/05 @ $100.00)             (CCC-, Caa2)    11/15/07   10.000         906,750
                                                                                                            --------------
                                                                                                                 7,660,022
                                                                                                            --------------
CABLE (6.5%)
       800   Adelphia Communications Corp., Series B,
              Senior Notes< <                                              (NR, NR)      02/01/08    8.375         700,000
       750   Atlantic Broadband Finance LLC, Rule 144A,
              Senior Subordinated Notes (Callable 1/15/09 @
              $104.69)++                                                 (CCC+, Caa1)    01/15/14    9.375         708,750
     2,950   Cablevision Systems, Corp., Series B, Global
              Senior Notes                                                 (B+, B3)      04/15/12    8.000       2,905,750
       100   Charter Communication Holdings II, Senior
              Notes (Callable 9/15/08 @ $105.13)                         (CCC-, Caa1)    09/15/10   10.250         101,625
       500   Charter Communication Holdings LLC/Cap Corp.,
              Global Senior Notes (Callable 11/15/08 @
              $104.38)                                                    (CCC-, B3)     11/15/13    8.750         495,000
     1,200   Charter Communications Holdings LLC, Senior
              Discount Notes (Callable 4/01/06 @ $101.65)                 (CCC-, Ca)     04/01/11    9.920         882,000
       950   Charter Communications Holdings LLC, Senior
              Notes (Callable 1/15/06 @ $103.42)                          (CCC-, Ca)     01/15/10   10.250         710,125
     1,500   Charter Communications Holdings LLC, Senior
              Notes (Callable 4/01/06 @ $101.44)                          (CCC-, Ca)     04/01/09    8.625       1,121,250
       150   CSC Holdings, Inc., Series B, Debentures                      (BB-, B1)     08/15/09    8.125         152,625
       200   CSC Holdings, Inc., Series B, Senior Notes                    (BB-, B1)     04/01/11    7.625         198,500
     3,014   DIVA Systems Corp., Series B, Senior Discount
              Notes (Callable 3/01/06 @ $100.00)^< <                       (NR, NR)      03/01/08   12.625           7,536
       500   Frontiervision Holdings LP, Series B, Senior
              Discount Notes (Callable 9/15/05 @ $100.00)< <               (NR, NR)      09/15/07   11.875         690,000
       250   Insight Communications Co., Inc., Senior
              Discount Notes (Callable 2/15/06 @ $106.13)+               (CCC+, Caa2)    02/15/11    0.000         251,875

                 See Accompanying Notes to Financial Statements.

    PAR                                                                    RATINGS+
   (000)                                                                 (S&P/MOODY'S)   MATURITY   RATE%       VALUE
   -----                                                                 -------------   --------   ------  --------------
DOMESTIC SECURITIES
CORPORATE OBLIGATIONS
CABLE
$      500   Insight Midwest/Insight Capital, Global Senior
              Notes (Callable 11/01/05 @ $105.25)                           (B, B2)      11/01/10   10.500  $      532,500
       900   Insight Midwest/Insight Capital, Senior Notes
              (Callable 10/01/05 @ $103.25)                                 (B, B2)      10/01/09    9.750         934,875
       450   Jones Intercable, Inc., Senior Notes                        (BBB+, Baa2)    04/15/08    7.625         485,245
       850   Mediacom LLC/Capital Corp., Senior Notes
              (Callable 2/15/06 @ $103.94)                                  (B, B3)      02/15/11    7.875         822,375
       892   Olympus Communications, L.P./Olympus Capital
              Corp., Series B, Senior Notes< <                             (NR, NR)      11/15/06   10.625       1,237,650
       953   Renaissance Media Group LLC, Company
              Guaranteed Notes (Callable 4/15/06 @ $100.00)               (CCC+, B3)     04/15/08   10.000         948,235
                                                                                                            --------------
                                                                                                                13,885,916
                                                                                                            --------------
CAPITAL GOODS (1.0%)
       250   Blount, Inc., Senior Subordinated Notes (Callable
              8/01/08 @ $104.44)                                          (B-, Caa1)     08/01/12    8.875         268,750
       350   Case New Holland, Inc., Rule 144A, Senior
              Notes (Callable 8/01/07 @ $104.63)++                        (BB-, Ba3)     08/01/11    9.250         369,250
       760   JII Holdings LLC, Global Secured Notes
              (Callable 1/01/06 @ $103.25)^                              (CCC-, Caa2)    04/01/07   13.000         669,152
       950   Motors & Gears, Inc., Series D, Senior Notes                 (CCC, Caa1)    11/15/06   10.750         869,250
                                                                                                            --------------
                                                                                                                 2,176,402
                                                                                                            --------------
CHEMICALS (3.6%)
       160   BCP Crystal Holdings Corp., Global Senior
              Subordinated Notes (Callable 6/15/09 @
              $104.81)                                                     (B-, B3)      06/15/14    9.625         180,000
       100   Crompton Corp., Global Senior Notes (Callable
              8/01/08 @ $104.94)                                            (B, B1)      08/01/12    9.875         116,500
       455   Crystal U.S. Holdings/U.S. Sub 3, Series B,
              Global Senior Discount Notes (Callable
              10/01/09 @ $105.25)+                                        (B-, Caa2)     10/01/14    0.000         318,500
       750   Del Laboratories, Inc., Global Company
              Guaranteed Notes (Callable 2/01/08 @ $104.00)               (CCC+, B3)     02/01/12    8.000         648,750
       350   Equistar Chemicals LP/Equistar Funding Corp.,
              Global Senior Notes (Callable 5/01/07 @
              $105.31)                                                     (BB-, B2)     05/01/11   10.625         388,062
       325   Huntsman Co. LLC, Global Company Guaranteed
              Notes (Callable 10/15/07 @ $105.81)                          (BB-, B1)     10/15/10   11.625         382,281
       264   Huntsman LLC, Global Company Guaranteed
              Notes (Callable 7/15/08 @ $105.75)                            (B, B2)      07/15/12   11.500         310,860
       350   IMC Global, Inc., Global Senior Notes (Callable
              8/01/08 @ $105.44)                                           (BB, Ba3)     08/01/13   10.875         412,125
       250   ISP Chemco, Inc., Series B, Global Company
              Guaranteed Notes (Callable 7/01/06 @ $105.13)                (BB-, B1)     07/01/11   10.250         273,750

                 See Accompanying Notes to Financial Statements.

    PAR                                                                    RATINGS+
   (000)                                                                 (S&P/MOODY'S)   MATURITY   RATE%       VALUE
   -----                                                                 -------------   --------   ------  --------------
DOMESTIC SECURITIES
CORPORATE OBLIGATIONS
CHEMICALS
$      600   KI Holdings, Inc., Global Senior Discount Notes
              (Callable 11/15/09 @ $104.94)+                              (B-, Caa2)     11/15/14    0.000  $      351,000
       350   KRATON Polymers LLC/KRATON Polymers
              Capital Corp., Rule 144A, Senior Subordinated
              Notes (Callable 1/15/09 @ $104.06)++                        (B-, Caa1)     01/15/14    8.125         338,625
     1,100   Lyondell Chemical Co., Global Company
              Guaranteed Notes (Callable 6/01/08 @ $105.25)                (BB-, B1)     06/01/13   10.500       1,263,625
       100   Lyondell Chemical Co., Series B, Secured Notes
              (Callable 5/01/06 @ $100.00)                                 (BB-, B1)     05/01/07    9.875         103,000
       500   Millennium America, Inc., Global Company
              Guaranteed Notes                                             (BB-, B1)     06/15/08    9.250         543,750
       650   Nalco Co., Global Senior Notes (Callable
              11/15/07 @ $103.88)                                          (B-, B2)      11/15/11    7.750         695,500
       400   Polyone Corp., Global Company Guaranteed
              Notes (Callable 5/15/07 @ $105.31)                           (B+, B3)      05/15/10   10.625         425,000
       500   Resolution Performance Products LLC, Global
             Senior Subordinated Notes (Callable 11/15/05 @
              $106.75)                                                    (B-, Caa2)     11/15/10   13.500         540,000
       357   Terra Capital, Inc., Global Secured Notes
              (Callable 6/01/07 @ $105.75)                                 (B-, B2)      06/01/10   11.500         408,765
                                                                                                            --------------
                                                                                                                 7,700,093
                                                                                                            --------------
COMPETITIVE LOCAL EXCHANGE CARRIER (0.6%)
       871   Madison River Capital/Madison River Finance,
              Senior Notes (Callable 3/01/06 @ $104.42)                   (CCC+, B3)     03/01/10   13.250         922,730
       400   Time Warner Telecom, LLC, Senior Notes
              (Callable 7/15/05 @ $101.63)                                (CCC+, B3)     07/15/08    9.750         404,000
                                                                                                            --------------
                                                                                                                 1,326,730
                                                                                                            --------------
CONSUMER PRODUCTS/TOBACCO (3.2%)
       400   AAC Group Holding Corp., Rule 144A, Senior
              Discount Notes (Callable 10/01/08 @
              $105.13)+++                                                 (B-, Caa1)     10/01/12    0.000         272,000
       650   ALH Finance LLC, Global Senior Subordinated
              Notes (Callable 1/15/09 @ $104.25)                          (CCC+, B3)     01/15/13    8.500         598,812
       400   Ames True Temper, Inc., Global Company
              Guaranteed Notes (Callable 1/15/07 @ $103.00)#               (B-, B3)      01/15/12    7.141         382,000
       600   Ames True Temper, Inc., Global Senior
              Subordinated Notes (Callable 7/15/08 @
              $105.00)                                                    (CCC, Caa1)    07/15/12   10.000         486,000
       300   Amscan Holdings, Inc., Global Senior
              Subordinated Notes (Callable 5/01/09 @
              $104.38)                                                     (B-, B3)      05/01/14    8.750         276,000
     2,000   Diamond Brands Operating Corp., Company
              Guaranteed Notes (Callable 4/15/06 @ $100.00)^< <            (NR, NR)      04/15/08   10.125          20,000

                 See Accompanying Notes to Financial Statements.

    PAR                                                                    RATINGS+
   (000)                                                                 (S&P/MOODY'S)   MATURITY   RATE%       VALUE
   -----                                                                 -------------   --------   ------  --------------
DOMESTIC SECURITIES
CORPORATE OBLIGATIONS
CONSUMER PRODUCTS/TOBACCO
$      700   General Binding Corp., Company Guaranteed
              Notes (Callable 6/01/06 @ $100.00)                          (B-, Caa1)     06/01/08    9.375  $      710,500
       400   Interactive Health LLC, Rule 144A, Senior Notes
              (Callable 4/01/08 @ $105.69)++                               (B-, B3)      04/01/11    7.250         358,000
     1,100   Johnsondiversey Holdings, Inc., Global Discount
              Notes (Callable 5/15/07 @ $105.34)+                          (B, Caa1)     05/15/13    0.000         787,875
       250   Leiner Health Products, Inc., Global Senior
              Subordinated Notes (Callable 6/01/08 @
              $105.50)                                                    (CCC+, B3)     06/01/12   11.000         246,250
       650   PCA LLC/PCA Finance Corp., Global Senior Notes               (CCC, Caa2)    08/01/09   11.875         458,250
       500   Playtex Products, Inc., Global Company
              Guaranteed Notes (Callable 6/01/06 @ $104.69)              (CCC+, Caa2)    06/01/11    9.375         528,750
       299   Prestige Brands, Inc., Global Senior Subordinated
              Notes (Callable 4/15/08 @ $104.63)                           (B-, B3)      04/15/12    9.250         311,707
       115   Remington Arms Co., Inc., Global Company
              Guaranteed Notes (Callable 2/01/07 @ $105.25)               (CCC+, B3)     02/01/11   10.500         109,250
       500   Revlon, Inc., Debentures                                     (CCC, Caa2)    04/01/11    9.500         475,000
       250   Samsonite Corp., Global Senior Subordinated
              Notes (Callable 6/01/08 @ $104.44)                           (B-, B3)      06/01/11    8.875         266,875
       400   Sealy Mattress Co., Global Senior Subordinated
              Notes (Callable 6/15/09 @ $104.13)                           (B-, B2)      06/15/14    8.250         406,000
       250   Spectrum Brands, Inc., Global Senior Subordinated
              Notes (Callable 10/01/08 @ $104.25)                          (B-, B3)      10/01/13    8.500         262,500
                                                                                                            --------------
                                                                                                                 6,955,769
                                                                                                            --------------
CONTAINERS (2.2%)
       600   Berry Plastics Corp., Global Company
              Guaranteed Notes (Callable 7/15/07 @ $105.38)                (B-, B3)      07/15/12   10.750         657,750
       350   Graham Packaging Co., Rule 144A, Subordinated
              Notes (Callable 10/15/09 @ $104.94)++                      (CCC+, Caa2)    10/15/14    9.875         352,625
       250   Graphic Packaging International Corp., Global
              Senior Subordinated Notes (Callable 8/15/08 @
              $104.75)                                                     (B-, B3)      08/15/13    9.500         253,125
       300   Intertape Polymer U.S., Inc., Global Senior
              Subordinated Notes (Callable 8/01/09 @
              $104.25)                                                     (B-, B3)      08/01/14    8.500         298,790
       680   Owens-Brockway Glass, Global Company
              Guaranteed Notes (Callable 5/15/08 @ $104.13)                 (B, B2)      05/15/13    8.250         742,050
       850   Owens-Illinois, Inc., Senior Notes                             (B, B3)      05/15/07    8.100         888,250
       850   Pliant Corp., Company Guaranteed Notes
              (Callable 6/01/06 @ $104.33)                               (CCC+, Caa2)    06/01/10   13.000         692,750
       500   Solo Cup Co., Global Senior Subordinated Notes
              (Callable 2/15/09 @ $104.25)                                 (B-, B3)      02/15/14    8.500         470,000
       250   U.S. Can Corp., Global Company Guaranteed
              Notes (Callable 7/15/07 @ $105.44)                         (CCC+, Caa2)    07/15/10    10.87         261,875
                                                                                                            --------------
                                                                                                                 4,617,215
                                                                                                            --------------

                 See Accompanying Notes to Financial Statements.

    PAR                                                                    RATINGS+
   (000)                                                                 (S&P/MOODY'S)   MATURITY   RATE%       VALUE
   -----                                                                 -------------   --------   ------  --------------
DOMESTIC SECURITIES
CORPORATE OBLIGATIONS
DIVERSIFIED TELECOMMUNICATIONS (2.3%)
$      800   Cincinnati Bell, Inc., Global Senior Subordinated
              Notes (Callable 1/15/09 @ $104.19)                           (B-, B3)      01/15/14    8.375  $      824,000
       950   Hawaiian Telecom Communications, Inc.,
              Rule 144A, Senior Notes (Callable 5/01/09 @
              $104.88)++                                                   (B-, B3)      05/01/13    9.750       1,011,750
       250   Qwest Corp., Rule 144A, Senior Notes++                       (BB-, Ba3)     09/01/11    7.875         261,875
     2,164   Qwest Corporation, Rule 144A, Senior Notes++                 (BB-, Ba3)     06/15/15    7.625       2,220,805
       500   Qwest Services Corp., Global Secured Notes
              (Callable 12/15/06 @ $106.75)                                (B, Caa1)     12/15/10   13.500         580,000
                                                                                                            --------------
                                                                                                                 4,898,430
                                                                                                            --------------
ENERGY - OTHER (2.8%)
       250   Dynegy Holdings, Inc., Rule 144A, Secured
              (Callable 7/15/08 @ $105.06)++                               (B-, B3)      07/15/13   10.125         283,750
       250   Dynegy Holdings, Inc., Senior Notes                         (CCC+, Caa2)    04/01/11    6.875         248,125
       600   Dynegy Holdings, Inc., Senior Notes                         (CCC+, Caa2)    02/15/12    8.750         657,000
       250   El Paso CGP Co., Notes                                       (B-, Caa1)     02/01/09    6.375         247,500
       250   El Paso CGP Co., Notes                                       (B-, Caa1)     06/15/10    7.750         256,250
       500   El Paso Corp., Senior Notes                                  (B-, Caa1)     05/15/11    7.000         501,250
       250   El Paso Natural Gas, Series A, Global Senior
              Notes (Callable 8/01/07 @ $103.81)                            (B, B1)      08/01/10    7.625         265,175
       750   El Paso Production Holding Co., Global Company
              Guaranteed Notes (Callable 6/01/08 @ $103.88)                 (B, B3)      06/01/13    7.750         804,375
       200   Giant Industries, Inc., Company Guaranteed
              Notes (Callable 5/15/09 @ $104.00)                           (B-, B3)      05/15/14    8.000         209,500
       162   Giant Industries, Inc., Global Company
              Guaranteed Notes (Callable 5/15/07 @ $105.50)                (B-, B3)      05/15/12   11.000         184,275
       250   Inergy LP/Inergy Finance Corp., Rule 144A,
              Senior Notes (Callable 12/15/09 @ $103.44)++                 (B-, B1)      12/15/14    6.875         244,375
       500   Reliant Energy, Inc., Global Secured Notes
              (Callable 7/15/08 @ $104.75)                                 (B+, B1)      07/15/13    9.500         557,500
       250   Reliant Energy, Inc., Secured Notes (Callable
              12/15/09 @ $103.38)                                          (B+, B1)      12/15/14    6.750         245,625
     1,175   Williams Companies, Inc., Global Notes                        (B+, B1)      03/15/12    8.125       1,339,500
                                                                                                            --------------
                                                                                                                 6,044,200
                                                                                                            --------------
ENVIRONMENTAL SERVICES (0.6%)
     1,000   Allied Waste North America, Inc., Series B, Global
              Senior Notes (Callable 4/15/09 @ $103.69)                   (B+, Caa1)     04/15/14    7.375         930,000
       400   Waste Services, Inc., Rule 144A, Senior
              Subordinated Notes (Callable 4/15/09 @
              $104.75)++                                                   (CCC, Ca)     04/15/14    9.500         398,000
                                                                                                            --------------
                                                                                                                 1,328,000
                                                                                                            --------------

                 See Accompanying Notes to Financial Statements.

    PAR                                                                    RATINGS+
   (000)                                                                 (S&P/MOODY'S)   MATURITY   RATE%       VALUE
   -----                                                                 -------------   --------   ------  --------------
DOMESTIC SECURITIES
CORPORATE OBLIGATIONS
FINANCE (1.5%)
$      250   E*Trade Financial Corp., Global Senior Notes
              (Callable 6/15/08 @ $104.00)                                 (B+, B3)      06/15/11    8.000  $      264,375
     2,375   General Motors Acceptance Corp., Global Notes                (BB, Baa2)     12/01/14    6.750       2,128,404
       750   IAAI Finance Corp., Rule 144A, Senior Unsecured
              Notes (Callable 4/01/09 @ $105.50)++                       (CCC+, Caa1)    04/01/13   11.000         775,969
                                                                                                            --------------
                                                                                                                 3,168,748
                                                                                                            --------------
FOOD PROCESSORS/BEVERAGE/BOTTLING (1.9%)
       100   Agrilink Foods, Inc., Company Guaranteed
              Notes (Callable 11/01/05 @ $101.98)                          (B-, B3)      11/01/08   11.875         103,875
       500   Bear Creek Corp., Rule 144A, Senior Notes
              (Callable 3/01/09 @ $104.50)++                               (B-, B3)      03/01/13    9.000         490,000
       471   Eagle Family Foods, Inc., Series B, Company
              Guaranteed Notes (Callable 1/15/06 @ $100.00)               (CCC, Caa2)    01/15/08    8.750         378,752
       940   Land O'Lakes, Inc., Global Senior Notes
              (Callable 11/15/06 @ $104.38)                                (B-, B3)      11/15/11    8.750         951,750
       250   Le-Natures, Inc., Rule 144A, Senior Subordinated
              Notes (Callable 6/15/08 @ $104.50)++                       (CCC+, Caa1)    06/15/13    9.000         263,750
       220   National Wine & Spirits, Inc., Company
              Guaranteed Notes (Callable 1/15/06 @ $101.69)               (CCC+, B3)     01/15/09   10.125         223,300
       750   Pinnacle Foods Holding Corp., Global Senior
              Subordinated Notes (Callable 12/01/08 @
              $104.13)                                                     (B-, B3)      12/01/13    8.250         675,000
       250   Swift & Co., Global Company Guaranteed Notes
              (Callable 10/01/06 @ $105.06)                                (B+, B1)      10/01/09   10.125         273,750
       300   Swift & Co., Global Senior Subordinated Notes
              (Callable 10/01/06 @ $106.25)                                 (B, B2)      01/01/10   12.500         336,375
       400   Wornick Co., Global Secured Notes (Callable
              7/15/08 @ $105.44)                                           (B+, B2)      07/15/11   10.875         408,000
                                                                                                            --------------
                                                                                                                 4,104,552
                                                                                                            --------------
GAMING (6.8%)
       750   155 E Tropicana LLC, Rule 144A, Secured Notes
              (Callable 4/01/09 @ $104.38)++                               (B-, B3)      04/01/12    8.750         733,125
       920   Ameristar Casinos, Inc., Global Company
              Guaranteed Notes (Callable 2/15/06 @ $105.38)                (B+, B2)      02/15/09   10.750       1,005,100
       250   Argosy Gaming Co., Global Senior Subordinated
              Notes (Callable 1/15/09 @ $103.50)                           (B+, B1)      01/15/14    7.000         276,562
       250   Argosy Gaming Co., Senior Subordinated Notes
              (Callable 9/01/06 @ $104.50)                                 (B+, Ba3)     09/01/11    9.000         274,687
       250   Aztar Corp., Global Senior Subordinated Notes
              (Callable 6/15/09 @ $103.94)                                 (B+, Ba3)     06/15/14    7.875         265,625
       600   Boyd Gaming Corp., Global Company Guaranteed
              Notes (Callable 8/01/05 @ $104.63)                          (BB-, Ba3)     08/01/09    9.250         633,000

                 See Accompanying Notes to Financial Statements.

    PAR                                                                    RATINGS+
   (000)                                                                 (S&P/MOODY'S)   MATURITY   RATE%       VALUE
   -----                                                                 -------------   --------   ------  --------------
DOMESTIC SECURITIES
CORPORATE OBLIGATIONS
GAMING
$      245   Caesars Entertainment, Inc., Series A, Senior
              Subordinated Notes                                          (BB+, Ba1)     12/15/05    7.875  $      249,287
       500   Caesars Entertainment, Inc., Senior Subordinated
              Notes                                                       (BB+, Ba1)     02/15/07    9.375         538,750
     1,000   Chukchansi Economic Development Authority,
              Rule 144A, Senior Notes (Callable 10/01/06 @
              $113.00)++                                                   (NR, NR)      06/15/09   14.500       1,227,500
       500   Circus & Eldorado/Silver Legacy Capital Corp.,
              Global First Mortgage Notes (Callable
              3/01/07 @ $105.06)                                           (B+, B1)      03/01/12   10.125         525,625
     1,740   Hard Rock Hotel, Inc., Global Notes (Callable
              6/01/08 @ $104.44)                                            (B, B3)      06/01/13    8.875       1,900,950
       300   Herbst Gaming, Inc., Global Senior Subordinated
              Notes (Callable 6/01/08 @ $104.06)                           (B-, B3)      06/01/12    8.125         319,500
       400   Inn of the Mountain Gods, Global Senior Notes
              (Callable 11/15/07 @ $106.00)                                 (B, B3)      11/15/10   12.000         464,000
       400   Isle of Capri Casinos, Inc., Global Senior
              Subordinated Notes (Callable 3/01/09 @
              $103.50)                                                      (B, B2)      03/01/14    7.000         404,000
       750   Majestic Star Casino LLC, Company Guaranteed
              Notes (Callable 10/15/07 @ $104.75)                           (B, B2)      10/15/10    9.500         776,250
       950   MGM Mirage, Inc., Company Guaranteed Notes                    (BB, Ba2)     10/01/09    6.000         959,500
       400   MGM Mirage, Inc., Company Guaranteed Notes                    (BB, Ba2)     09/15/10    8.500         446,000
       450   MGM Mirage, Inc., Company Guaranteed Notes                    (B+, Ba3)     02/01/11    8.375         492,750
       250   MGM Mirage, Inc., Global Senior Notes                         (BB, Ba2)     09/01/12    6.750         258,750
       350   Mohegan Tribal Gaming Authority, Global Senior
              Subordinated Notes (Callable 8/15/09 @
              $103.56)                                                    (B+, Ba3)      08/15/14    7.125         368,375
       500   OED Corp., Global Company Guaranteed Notes
              (Callable 4/15/08 @ $104.38)                                 (B, B2)       04/15/12    8.750         468,750
       400   River Rock Entertainment Authority, Senior Notes
              (Callable 11/01/07 @ $104.88)                                (B+, B2)      11/01/11    9.750         441,000
       550   Riviera Holdings Corp., Global Company
              Guaranteed Notes (Callable 6/15/06 @ $105.50)                (B, B2)       06/15/10   11.000         610,500
       150   Seneca Gaming, Corp., Global Senior Notes
              (Callable 5/01/08 @ $103.63)                                (BB-, B2)      05/01/12    7.250         155,812
       500   Station Casinos, Inc., Global Senior Subordinated
              Notes (Callable 3/01/09 @ $102.58)                           (B+, B1)      03/01/16    6.875         516,250
       219   Waterford Gaming LLC, Rule 144A, Senior
              Notes (Callable 9/15/08 @ $103.55)++                         (B+, B1)      09/15/12    8.625         232,687
       267   Windsor Woodmont Black Hawk, Series B, First
              Mortgage Notes^< <                                           (NR, NR)      03/15/05   13.000          20,510
                                                                                                            --------------
                                                                                                                14,564,845
                                                                                                            --------------

                 See Accompanying Notes to Financial Statements.

    PAR                                                                    RATINGS+
   (000)                                                                 (S&P/MOODY'S)   MATURITY   RATE%       VALUE
   -----                                                                 -------------   --------   ------  --------------
DOMESTIC SECURITIES
CORPORATE OBLIGATIONS
HEALTHCARE FACILITIES/SUPPLIES (2.6%)
$      250   Ardent Health Services LLC, Global Senior
              Subordinated Notes (Callable 8/15/08 @
              $105.00)                                                     (B-, B3)      08/15/13   10.000  $      303,438
       250   Beverly Enterprises, Inc., Global Senior
              Subordinated Notes (Callable 6/15/09 @
              $103.94)                                                      (B, B2)      06/15/14    7.875         273,750
       800   CDRV Investors, Inc., Rule 144A, Senior Discount
              Notes (Callable 1/01/10 @ $104.81)+++                       (B-, Caa2)     01/01/15    0.000         396,000
       250   Concentra Operating Corp., Global Company
              Guaranteed Notes (Callable 8/15/07 @ $104.75)                (B-, B3)      08/15/10    9.500         267,500
       200   DaVita, Inc., Rule 144A, Senior Subordinated Notes
              (Callable 3/15/10 @ $103.63)++                                (B, B3)      03/15/15    7.250         206,500
       500   Fisher Scientific International, Rule 144A, Senior
              Subordinated Notes (Callable 7/01/10 @
              $103.06)++                                                  (BB+, Ba3)     07/01/15    6.125         503,125
       600   Medquest, Inc., Series B, Company Guaranteed
              Notes (Callable 8/15/07 @ $105.94)                         (CCC+, Caa1)    08/15/12   11.875         570,000
     1,000   MQ Associates, Inc., Global Senior Discount
              Notes (Callable 8/15/08 @ $109.00)+                        (CCC+, Caa2)    08/15/12    0.000         525,000
       500   Tenet Healthcare Corp., Rule 144A, Senior Notes++              (B, B3)      02/01/15    9.250         521,250
       250   Tenet Healthcare Corp., Global Senior Notes                    (B, B3)      07/01/14    9.875         269,375
     1,000   Triad Hospitals, Inc., Senior Subordinated Notes
              (Callable 11/15/08 @ $103.50)                                 (B, B3)      11/15/13    7.000       1,032,500
       250   Universal Hospital Services, Inc., Global Senior
              Notes (Callable 11/01/07 @ $105.06)                          (B-, B3)      11/01/11   10.125         253,750
       350   Vanguard Health Holding II, Global Senior
              Subordinated Notes (Callable 10/01/09 @
              $104.50)                                                   (CCC+, Caa1)    10/01/14    9.000         379,750
                                                                                                            --------------
                                                                                                                 5,501,938
                                                                                                            --------------
HOME BUILDERS (1.6%)
       650   D.R. Horton, Inc., Bonds                                     (BB+, Ba1)     01/15/16    5.625         646,686
     1,050   KB HOME, Senior Notes                                        (BB+, Ba1)     06/15/15    6.250       1,072,757
       500   Tech Olympic USA, Inc., Global Company
              Guaranteed Notes (Callable 7/01/06 @ $104.50)                (B+, Ba3)     07/01/10    9.000         516,875
       275   Toll Corp., Senior Subordinated Notes (Callable
              12/01/06 @ $104.13)                                         (BB+, Ba2)     12/01/11    8.250         297,000
       650   WCI Communities, Inc., Global Company
              Guaranteed Notes (Callable 2/15/06 @ $105.31)                (B+, Ba3)     02/15/11   10.625         705,250
       250   William Lyon Homes, Inc., Global Senior Notes
              (Callable 2/15/09 @ $103.75)                                  (B, B2)      02/15/14    7.500         236,250
                                                                                                            --------------
                                                                                                                 3,474,818
                                                                                                            --------------

                 See Accompanying Notes to Financial Statements.

    PAR                                                                    RATINGS+
   (000)                                                                 (S&P/MOODY'S)   MATURITY   RATE%       VALUE
   -----                                                                 -------------   --------   ------  --------------
DOMESTIC SECURITIES
CORPORATE OBLIGATIONS
INDUSTRIAL (1.9%)
$      400   Altra Industrial Motion, Rule 144A, Secured
              Notes (Callable 12/01/08 @ $104.50)++                       (CCC+, B3)     12/01/11    9.000  $      380,000
       250   Amsted Industries, Inc., Rule 144A, Senior Notes
              (Callable 10/15/07 @ $105.13)++                               (B, B3)      10/15/11   10.250         271,250
       600   Amtrol, Inc., Senior Subordinated Notes                     (CCC-, Caa3)    12/31/06   10.625         516,000
     1,000   Coleman Cable, Inc., Rule 144A, Senior Notes
              (Callable 10/01/08 @ $104.94)++                              (B-, B3)      10/01/12    9.875         895,000
       650   Hawk Corp., Global Senior Notes (Callable
              11/01/09 @ $104.38)                                           (B, B2)      11/01/14    8.750         663,000
       400   Polypore, Inc., Global Senior Subordinated Notes
              (Callable 5/15/08 @ $104.38)                               (CCC+, Caa1)    05/15/12    8.750         376,000
       450   True Temper Sports, Inc., Global Company
              Guaranteed Notes (Callable 3/15/08 @ $104.19)              (CCC+, Caa1)    09/15/11    8.375         419,625
       550   Wolverine Tube, Inc., Global Company
              Guaranteed Notes (Callable 4/01/06 @ $105.25)                 (B, B3)      04/01/09   10.500         525,250
                                                                                                            --------------
                                                                                                                 4,046,125
                                                                                                            --------------
LEISURE (2.3%)
       700   Affinity Group Holding, Global Senior
              Subordinated Notes (Callable 2/15/08 @ $105.44)             (B-, Caa1)     02/15/12   10.875         680,750
       250   Affinity Group, Inc., Global Senior Subordinated
              Notes (Callable 2/15/08 @ $104.50)                           (B-, B3)      02/15/12    9.000         254,375
       400   AMC Entertainment, Inc., Global Senior
              Subordinated Notes (Callable 3/01/09 @
              $104.00)                                                    (CCC+, B3)     03/01/14    8.000         357,000
       650   AMC Entertainment, Inc., Global Senior
              Subordinated Notes (Callable 2/01/07 @
              $104.94)                                                    (CCC+, B3)     02/01/12    9.875         648,375
       350   Bally Total Fitness Holding Corp., Global Senior
              Notes (Callable 7/15/07 @ $105.25)                          (CCC, Caa1)    07/15/11   10.500         351,313
       500   Bluegreen Corp., Series B, Company Guaranteed
              Notes (Callable 4/01/06 @ $100.00)                           (B-, B3)      04/01/08   10.500         508,750
       400   Cinemark, Inc., Global Senior Discount Notes
              (Callable 3/15/09 @ $104.88)+                               (B-, Caa1)     03/15/14    0.000         268,000
       250   Cinemark USA, Inc., Global Senior Subordinated
              Notes (Callable 2/01/08 @ $104.50)                           (B-, B3)      02/01/13    9.000         258,125
       400   Six Flags, Inc., Global Senior Notes (Callable
              4/15/08 @ $104.88)                                          (CCC, Caa1)    04/15/13    9.750         379,500
       700   Six Flags, Inc., Global Senior Notes (Callable
              6/01/09 @ $104.81)                                          (CCC, Caa1)    06/01/14    9.625         658,000
       500   Worldspan LP/WS Financing Corp., Rule 144A,
              Senior Notes (Callable 8/15/06 @ $103.00)++#                (CCC+, B3)     02/15/11    9.024         457,500
                                                                                                            --------------
                                                                                                                 4,821,688
                                                                                                            --------------

                 See Accompanying Notes to Financial Statements.

    PAR                                                                    RATINGS+
   (000)                                                                 (S&P/MOODY'S)   MATURITY   RATE%       VALUE
   -----                                                                 -------------   --------   ------  --------------
DOMESTIC SECURITIES
CORPORATE OBLIGATIONS
LODGING (0.8%)
$      250   CapStar Hotel Co., Senior Subordinated Notes
              (Callable 8/15/05 @ $100.00)                                (CCC, Caa1)    08/15/07    8.750  $      252,500
       425   Felcor Lodging LP, Global Company Guaranteed
              Notes                                                        (B-, B1)      06/01/11    8.500         466,438
       600   Host Marriot LP, Series I, Global Company
              Guaranteed Notes                                             (B+, Ba3)     01/15/07    9.500         639,000
       300   John Q. Hammons Hotel LP, Series B, Global First
              Mortgage Notes (Callable 5/15/07 @ $104.44)                   (B, B2)      05/15/12    8.875         328,500
                                                                                                            --------------
                                                                                                                 1,686,438
                                                                                                            --------------
METALS & MINING (2.9%)
       250   AK Steel Corp., Company Guaranteed Notes
              (Callable 2/15/06 @ $101.31)                                 (B+, B1)      02/15/09    7.875         228,750
       300   AK Steel Corp., Global Company Guaranteed
              Notes (Callable 6/15/07 @ $103.88)                           (B+, B1)      06/15/12    7.750         255,000
       900   Aleris International, Inc., Global Company
              Guaranteed Notes (Callable 11/15/09 @ $104.50)               (B-, NR)      11/15/14    9.000         936,000
       500   Alpha Natural Resources, Rule 144A, Company
              Guaranteed Notes (Callable 6/01/08 @ $105.00)++             (CCC+, B3)     06/01/12   10.000         555,000
       500   American Rock Salt Co. LLC, Global Secured Notes
              (Callable 3/15/09 @ $104.75)                                 (B-, B3)      03/15/14    9.500         510,000
       500   Earle M. Jorgensen Co., Global Secured Notes
              (Callable 6/01/07 @ $104.88)                                  (B, B2)      06/01/12    9.750         542,500
       750   Edgen Acquisition Corp., Rule 144A, Secured
              Notes (Callable 2/01/08 @ $104.94)++                         (B-, B3)      02/01/11    9.875         731,250
     1,000   International Steel Group, Inc., Global Senior
              Notes                                                        (BB, Ba2)     04/15/14    6.500         965,000
       259   Ispat Inland ULC, Global Secured Notes (Callable
              4/01/09 @ $104.88)                                           (B, Ba1)      04/01/14    9.750         303,030
       571   Metallurg, Inc., Series B, Company Guaranteed
              Notes (Callable 12/01/05 @ $100.00)                         (NR, Caa2)     12/01/07   11.000         533,418
       250   WCI Steel, Inc., Series B, Senior Notes< <                    (NR, NR)      12/01/04   10.000         161,250
       500   Wise Metals Group LLC, Global Secured Notes
              (Callable 5/15/08 @ $105.13)                                 (B-, B2)      05/15/12   10.250         422,500
                                                                                                            --------------
                                                                                                                 6,143,698
                                                                                                            --------------
OIL EQUIPMENT (0.1%)
       158   Parker Drilling Co., Series B, Company
              Guaranteed Notes (Callable 11/15/05 @ $103.38)               (B-, B2)      11/15/09   10.125         166,098
                                                                                                            --------------
PAPER & FOREST PRODUCTS (3.4%)
       550   Appleton Papers, Inc., Series B, Global Senior
              Subordinated Notes (Callable 6/15/09 @
              $104.88)                                                     (B+, B3)      06/15/14    9.750         533,500
       434   Caraustar Industries, Inc., Global Company
              Guaranteed Notes (Callable 4/01/06 @ $105.25)               (B-, Caa1)     04/01/11    9.875         439,425

                 See Accompanying Notes to Financial Statements.

    PAR                                                                    RATINGS+
   (000)                                                                 (S&P/MOODY'S)   MATURITY   RATE%       VALUE
   -----                                                                 -------------   --------   ------  --------------
DOMESTIC SECURITIES
CORPORATE OBLIGATIONS
PAPER & FOREST PRODUCTS
$      850   Cellu Tissue Holdings, Inc., Global Secured
              Notes (Callable 3/15/07 @ $107.31)                            (B, B2)      03/15/10    9.750  $      867,000
     2,350   Georgia-Pacific Corp., Global Company
              Guaranteed Notes (Callable 2/01/08 @ $104.69)               (BB+, Ba2)     02/01/13    9.375       2,670,188
     2,250   Newark Group, Inc., Global Senior Subordinated
              Notes (Callable 3/15/09 @ $104.88)                          (B-, Caa1)     03/15/14    9.750       2,081,250
       600   Stone Container Corp., Global Senior Notes
              (Callable 7/01/07 @ $104.19)                                  (B, B2)      07/01/12    8.375         609,000
                                                                                                            --------------
                                                                                                                 7,200,363
                                                                                                            --------------
PUBLISHING (1.8%)
       500   CBD Media Holdings LLC/CBD Holdings Finance,
              Inc., Global Senior Notes (Callable 7/15/08 @
              $104.63)                                                   (CCC+, Caa2)    07/15/12    9.250         508,750
       200   Dex Media East LLC, Global Company
              Guaranteed Notes (Callable 11/15/07 @ $106.06)                (B, B2)      11/15/12   12.125         240,500
       500   Dex Media, Inc., Global Discount Notes (Callable
              11/15/08 @ $104.25)+                                          (B, B3)      11/15/13    0.000         405,000
       250   Dex Media, Inc., Global Notes (Callable
              11/15/08 @ $104.00)                                           (B, B3)      11/15/13    8.000         266,875
       750   Haights Cross Operating Co., Global Company
              Guaranteed Notes (Callable 8/15/08 @ $105.88)               (CCC, Caa1)    08/15/11   11.750         823,125
       250   Houghton Mifflin Co., Global Senior Discount
              Notes (Callable 10/15/08 @ $105.75)+                        (B-, Caa2)     10/15/13    0.000         183,750
       300   Houghton Mifflin Co., Global Senior Notes
              (Callable 2/01/07 @ $104.13)                                 (B-, B3)      02/01/11    8.250         312,750
     2,000   Premier Graphics, Inc., Company Guaranteed
              Notes^< <                                                    (NR, NR)      12/01/05   11.500               0
       350   PRIMEDIA, Inc., Global Senior Notes (Callable
              5/15/08 @ $104.00)                                            (B, B2)      05/15/13    8.000         352,625
       300   Sheridan Group Acquisition Corp., Global
              Secured Notes (Callable 8/15/07 @ $105.13)                    (B, B1)      08/15/11   10.250         313,125
       500   WDAC Subsidiary Corp., Rule 144A, Senior
              Notes++ (Callable 12/01/09 @ $104.19)                      (CCC+, Caa1)    12/01/14    8.375         480,000
                                                                                                            --------------
                                                                                                                 3,886,500
                                                                                                            --------------
RESTAURANTS (2.3%)
       500   Buffets, Inc., Global Senior Subordinated Notes
              (Callable 7/15/06 @ $105.63)                                 (CCC, B3)     07/15/10   11.250         506,250
       150   Carrols Corp., Rule 144A, Senior Subordinated
              Notes (Callable 1/15/09 @ $104.50)++                        (CCC-, B3)     01/15/13    9.000         152,625
       500   Denny's Corp./Denny's Holdings Corp., Global
              Company Guaranteed Notes (Callable
              10/01/08 @ $105.00)                                        (CCC+, Caa1)    10/01/12   10.000         522,500
       250   El Pollo Loco, Inc., Global Secured Notes
              (Callable 12/15/06 @ $104.63)                                (B-, B2)      12/15/09    9.250         262,500

                 See Accompanying Notes to Financial Statements.

    PAR                                                                    RATINGS+
   (000)                                                                 (S&P/MOODY'S)   MATURITY   RATE%       VALUE
   -----                                                                 -------------   --------   ------  --------------
DOMESTIC SECURITIES
CORPORATE OBLIGATIONS
RESTAURANTS
$      750   Friendly Ice Cream Corp., Global Senior Notes
              (Callable 6/15/08 @ $104.19)                                 (B-, B2)      06/15/12    8.375  $      731,250
       100   Landry's Restaurants, Inc., Series B, Global
              Company Guaranteed Notes (Callable
              12/15/09 @ $103.75)                                           (B, B2)      12/15/14    7.500          97,250
       400   O'Charley's, Inc., Global Senior Subordinated
              Notes (Callable 11/01/08 @ $104.50)                          (B, Ba3)      11/01/13    9.000         434,000
     1,202   Romacorp, Inc., Senior Notes^                                 (NR, NR)      12/31/08   10.500         601,200
       850   Sbarro, Inc., Company Guaranteed Notes
              (Callable 9/15/05 @ $103.67)                               (CCC+, Caa2)    09/15/09   11.000         858,500
       850   Uno Restaurant Corp., Rule 144A, Senior Notes
              (Callable 2/15/08 @ $110.00)++                               (B-, B3)      02/15/11   10.000         811,750
                                                                                                            --------------
                                                                                                                 4,977,825
                                                                                                            --------------
RETAIL - FOOD & DRUG (1.7%)
       575   Delhaize America, Inc., Global Company
              Guaranteed Notes                                            (BB+, Ba1)     04/15/11    8.125         647,786
       500   Duane Reade, Inc., Global Senior Subordinated
              Notes (Callable 8/01/08 @ $104.88)                          (CCC, Caa1)    08/01/11    9.750         410,000
       500   General Nutrition Center, Rule 144A, Senior Notes
              (Callable 1/15/08 @ $104.31)++                               (B-, B3)      01/15/11    8.625         465,000
       400   Great Atlantic & Pacific Tea Company, Inc., Senior
              Notes (Callable 12/15/06 @ $104.56)                         (B-, Caa1)     12/15/11    9.125         423,000
       700   Gregg Appliances, Inc., Rule 144A, Senior Notes
              (Callable 2/01/09 @ $104.50)++                                (B, B2)      02/01/13    9.000         659,750
       750   Rite Aid Corp., Global Company Guaranteed
              Notes (Callable 1/15/10 @ $103.75)                           (B+, B2)      01/15/15    7.500         723,750
       200   Roundy's, Inc., Series B, Global Company
              Guaranteed Notes (Callable 6/15/07 @ $104.44)                 (B, B2)      06/15/12    8.875         207,000
       150   Stater Brothers Holdings, Inc., Global Senior
              Notes (Callable 6/15/08 @ $104.06)                           (BB-, B1)     06/15/12    8.125         147,000
                                                                                                            --------------
                                                                                                                 3,683,286
                                                                                                            --------------
RETAIL STORES (2.3%)
       400   Asbury Automotive Group Co., Global Company
              Guaranteed Notes (Callable 6/15/07 @ $104.50)                 (B, B3)      06/15/12    9.000         411,000
       500   CSK Auto, Inc., Global Company Guaranteed
              Notes (Callable 1/15/09 @ $103.50)                           (B-, B2)      01/15/14    7.000         480,000
       500   Finlay Fine Jewelry Corp., Global Senior Notes
              (Callable 6/01/08 @ $104.19)                                 (B+, B2)      06/01/12    8.375         453,125
       703   Flooring America, Inc., Series B, Company
              Guaranteed Notes (Callable
              10/15/05 @ $100.00)^< <                                      (NR, NR)      10/15/07    9.250               0
     1,000   JC Penney Co., Inc., Series MTNA, Notes                      (BB+, Ba1)     10/15/15    6.875       1,080,000
       400   Michaels Stores, Inc., Senior Notes (Callable
              7/01/05 @ $104.63)                                          (BB+, Ba1)     07/01/09    9.250         418,500

                 See Accompanying Notes to Financial Statements.

    PAR                                                                    RATINGS+
   (000)                                                                 (S&P/MOODY'S)   MATURITY   RATE%       VALUE
   -----                                                                 -------------   --------   ------  --------------
DOMESTIC SECURITIES
CORPORATE OBLIGATIONS
RETAIL STORES
$      400   NBTY, Inc., Series B, Senior Subordinated Notes
              (Callable 9/15/05 @ $100.00)                                 (B+, B1)      09/15/07    8.625  $      400,000
       500   Nebraska Book Co., Inc., Global Senior
              Subordinated Notes (Callable 3/15/08 @
              $104.31)                                                   (CCC+, Caa1)    03/15/12    8.625         468,750
       250   Perry Ellis International, Inc., Series B, Global
              Senior Subordinated Notes (Callable 9/15/08 @
              $104.44)                                                     (B-, B3)      09/15/13    8.875         251,250
       750   Southern States Cooperative, Inc., Rule 144A,
              Senior Notes (Callable 11/01/07 @ $108.00)++                  (B, B3)      11/01/10   10.500         750,000
       250   United Auto Group, Inc., Global Company
              Guaranteed Notes (Callable 3/15/07 @ $104.81)                 (B, B3)      03/15/12    9.625         268,125
                                                                                                            --------------
                                                                                                                 4,980,750
                                                                                                            --------------
SATELLITE (0.5%)
       750   Echostar DBS Corp., Global Company Guaranteed Notes          (BB-, Ba3)     10/01/14    6.625         744,375
       195   Echostar DBS Corp., Global Senior Notes
              (Callable 1/15/06 @ $104.56)                                (BB-, Ba3)     01/15/09    9.125         208,163
       195   PanAmSat Corp., Global Company Guaranteed
              Notes (Callable 8/15/09 @ $104.50)                           (B+, B1)      08/15/14    9.000         213,769
                                                                                                            --------------
                                                                                                                 1,166,307
                                                                                                            --------------
SECONDARY OIL & GAS PRODUCERS (2.8%)
       250   Belden & Blake Corp., Global Secured Notes
              (Callable 7/15/08 @ $104.38)                                (CCC+, B3)     07/15/12    8.750         246,250
       950   Chesapeake Energy Corp., Rule 144A, Senior
              Notes (Callable 7/15/10 @ $103.13)++                        (BB-, Ba3)     01/15/18    6.250         940,500
       602   Chesapeake Energy Corp., Senior Notes (Callable
              1/15/09 @ $103.44)                                          (BB-, Ba3)     01/15/16    6.875         630,595
       900   Forest Oil Corp., Global Senior Notes                        (BB-, Ba3)     06/15/08    8.000         958,500
     1,000   Kerr-McGee Corp., Company Guaranteed Notes                   (BBB, Ba3)     09/15/11    6.875       1,072,768
       300   Plains E&P Co., Series B, Global Senior
              Subordinated Notes (Callable 7/01/07 @
              $104.38)                                                     (B+, Ba3)     07/01/12    8.750         327,000
       550   Pogo Producing Co., Series B, Senior
              Subordinated Notes (Callable 4/15/06 @
              $104.13)                                                     (BB, Ba3)     04/15/11    8.250         587,125
       200   Range Resources Corp., Global Company
              Guaranteed Notes (Callable 3/15/10 @ $103.19)                 (B, B3)      03/15/15    6.375         200,000
       700   Vintage Petroleum, Inc., Global Senior
              Subordinated Notes (Callable 5/15/06 @
              $103.94)                                                      (B, B1)      05/15/11    7.875         742,000
       300   Whiting Petroleum Corp., Global Senior
              Subordinated Notes (Callable 5/01/08 @
              $103.63)                                                     (B-, B2)      05/01/12    7.250         309,000
                                                                                                            --------------
                                                                                                                 6,013,738
                                                                                                            --------------

                 See Accompanying Notes to Financial Statements.

    PAR                                                                    RATINGS+
   (000)                                                                 (S&P/MOODY'S)   MATURITY   RATE%       VALUE
   -----                                                                 -------------   --------   ------  --------------
DOMESTIC SECURITIES
CORPORATE OBLIGATIONS
SERVICES (5.3%)
$      400   Advanstar Communications, Inc., Global Secured
              Notes (Callable 2/15/08 @ $105.38)                           (B-, B3)      08/15/10   10.750  $      439,000
       400   Allied Security Escrow Corp., Global Senior
              Subordinated Notes (Callable 7/15/08 @
              $105.69)                                                    (B-, Caa1)     07/15/11   11.375         392,000
       750   American Color Graphics, Inc., Global Notes
              (Callable 6/15/07 @ $105.00)                                (CCC, Caa3)    06/15/10   10.000         543,750
       600   Brand Services, Inc., Global Company Guaranteed
              Notes (Callable 10/15/07 @ $106.00)                         (CCC+, B3)     10/15/12   12.000         645,000
       250   Buhrmann U.S., Inc., Global Senior Subordinated
              Notes (Callable 7/01/09 @ $104.13)                            (B, B2)      07/01/14    8.250         251,250
       750   Di Finance/Dyncorp International, Rule 144A,
              Senior Subordinated Notes (Callable
              2/15/09 @ $104.75)++                                        (B-, Caa1)     02/15/13    9.500         701,250
       500   Diamond Triumph Auto Glass, Inc., Company
              Guaranteed Notes                                            (B-, Caa1)     04/01/08    9.250         363,750
       800   Hydrochem Industrial Services, Inc., Rule 144A,
              Senior Subordinated Notes (Callable
              2/15/09 @ $104.63)++                                        (B-, Caa1)     02/15/13    9.250         744,000
       815   Integrated Electrical Services, Inc., Series C,
              Global Company Guaranteed Notes (Callable
              2/01/06 @ $101.56)                                          (CCC, Caa2)    02/01/09    9.375         613,288
       400   Integrated Alarm Services Group, Inc., Rule 144A,
              Secured Notes (Callable 11/15/08 @ $106.00)++                (B-, B3)      11/15/11   12.000         398,000
       250   Iron Mountain, Inc., Company Guaranteed
              Notes (Callable 1/15/08 @ $103.88)                           (B, Caa1)     01/15/15    7.750         252,500
       350   Iron Mountain, Inc., Company Guaranteed
              Notes (Callable 4/01/06 @ $104.31)                           (B, Caa1)     04/01/13    8.625         364,000
       500   Knowledge Learning Corp., Inc., Rule 144A,
              Company Guaranteed Notes (Callable 2/01/10 @
              $103.88)++                                                   (B-, B3)      02/01/15    7.750         480,000
       815   La Petite Academy, Inc., Series B, Company
              Guaranteed Notes (Callable 5/15/06 @ $100.00)                (CC, Ca)      05/15/08   10.000         775,778
       250   Language Line Holdings, Inc., Global Senior
              Subordinated Notes (Callable 6/15/08 @
              $105.56)                                                   (CCC+, Caa1)    06/15/12   11.125         226,250
       300   Morton's Restaurant Group, Inc., Global Secured
              Notes (Callable 7/01/07 @ $105.30)                           (B-, B2)      07/01/10    7.500         295,500
       300   Muzak LLC/Muzak Finance Corp., Global Senior
              Notes (Callable 2/15/06 @ $105.00)                         (CCC-, Caa2)    02/15/09   10.000         250,500
       400   National Beef Packing Co. LLC, Global Senior
              Notes (Callable 8/01/07 @ $105.25)                           (B-, B3)      08/01/11   10.500         383,000
       250   Quintiles Transnational Corp., Global Senior
              Subordinated Notes (Callable 10/01/08 @
              $105.00)                                                      (B, B3)      10/01/13   10.000         275,000
       500   Rent-Way, Inc., Global Secured Notes                          (B-, B3)      06/15/10   11.875         562,500

                 See Accompanying Notes to Financial Statements.

    PAR                                                                    RATINGS+
   (000)                                                                 (S&P/MOODY'S)   MATURITY   RATE%       VALUE
   -----                                                                 -------------   --------   ------  --------------
DOMESTIC SECURITIES
CORPORATE OBLIGATIONS
SERVICES
$    1,000   United Rentals North America, Inc., Global Senior
              Subordinated Notes (Callable 2/15/09 @
              $103.50)                                                     (B+, B2)      02/15/14    7.000  $      957,500
       800   United Rentals North America, Inc., Global Senior
              Subordinated Notes (Callable 11/15/08 @
              $103.88)                                                      (B+,B2)      11/15/13    7.750         790,000
       811   WMG Holdings Corp., Rule 144A, Senior Discount
              Notes (Callable 12/15/09 @ $104.75)+++                      (B-, Caa2)     12/15/14    0.000         563,645
                                                                                                            --------------
                                                                                                                11,267,461
                                                                                                            --------------
TECHNOLOGY (3.0%)
       500   Activant Solutions, Inc., Rule 144A, Senior Notes
              (Callable 4/01/06 @ $102.00)++#                              (B+, B2)      04/01/10    9.090         520,000
       500   Advanced Micro Devices, Inc., Global Senior
              Notes (Callable 11/01/08 @ $103.88)                          (B-, B3)      11/01/12    7.750         495,000
       900   Amkor Technology, Inc., Global Senior Notes
              (Callable 5/15/08 @ $103.88)                                 (B-, B3)      05/15/13    7.750         778,500
       350   Amkor Technology, Inc., Global Senior Notes                   (B-, B3)      02/15/08    9.250         337,750
       159   Ampex Corp., Secured Notes^                                   (NR, NR)      08/15/08   12.000         159,481
       250   Itron, Inc., Global Senior Subordinated Notes
              (Callable 5/15/08 @ $103.88)                                  (B, B2)      05/15/12    7.750         257,500
       340   Lucent Technologies, Inc., Notes                               (B, B1)      07/15/06    7.250         349,350
       550   Lucent Technologies, Inc., Notes                               (B, B1)      11/15/08    5.500         548,625
       800   Sanmina-SCI Corp., Global Company Guaranteed
              Notes (Callable 1/15/07 @ $105.19)                          (BB-, Ba2)     01/15/10   10.375         892,000
       250   Unisys Corp., Senior Notes (Callable 4/01/06 @
              $100.00)                                                    (BB+, Ba1)     04/01/08    7.875         253,750
       600   Viasystems, Inc., Global Senior Subordinated
              Notes (Callable 1/15/08 @ $105.25)                         (CCC+, Caa2)    01/15/11   10.500         555,000
     1,200   Xerox Corp., Senior Notes (Callable 6/15/08 @
              $103.81)                                                    (BB-, Ba2)     06/15/13    7.625       1,297,500
                                                                                                            --------------
                                                                                                                 6,444,456
                                                                                                            --------------
TEXTILE/APPAREL/SHOE MANUFACTURING (1.9%)
       250   BGF Industries, Inc., Series B, Senior
              Subordinated Notes (Callable 1/15/06 @ $101.75)             (CCC-, Ca)     01/15/09   10.250         251,875
     1,600   Levi Strauss & Co., Global Senior Notes (Callable
              1/15/10 @ $104.88)                                          (B-, Caa3)     01/15/15    9.750       1,596,000
       735   Levi Strauss & Co., Global Senior Notes (Callable
              12/15/07 @ $106.13)                                         (B-, Caa3)     12/15/12   12.250         806,663
       500   Levi Strauss & Co., Global Senior Unsubordinated
              Notes (Callable 4/01/07 @ $102.00)#                         (B-, Caa3)     04/01/12    8.254         475,000
       400   Phillips Van-Heusen Corp., Global Senior Notes
              (Callable 2/15/08 @ $103.63)                                 (BB, B2)      02/15/11    7.250         422,000
       500   Propex Fabrics, Inc., Global Company Guaranteed
              Notes (Callable 12/01/08 @ $105.00)                         (B-, Caa1)     12/01/12   10.000         477,500
                                                                                                            --------------
                                                                                                                 4,029,038
                                                                                                            --------------

                 See Accompanying Notes to Financial Statements.

    PAR                                                                    RATINGS+
   (000)                                                                 (S&P/MOODY'S)   MATURITY   RATE%       VALUE
   -----                                                                 -------------   --------   ------  --------------
DOMESTIC SECURITIES
CORPORATE OBLIGATIONS
TOWER (0.5%)
$      600   American Tower Corp., Global Senior Notes
              (Callable 10/15/08 @ $103.56)                               (CCC+, B3)     10/15/12    7.125  $      631,500
       587   SBA Telecommunications Corp., Global Senior
              Discount Notes (Callable 12/15/07 @ $104.88)+               (CCC-, B3)     12/15/11    0.000         542,975
                                                                                                            --------------
                                                                                                                 1,174,475
                                                                                                            --------------
TRANSPORTATION (0.3%)
       300   H-Lines Finance Holding Corp., Rule 144A, Senior
              Discount Notes (Callable 4/01/08 @ $105.50)+++             (CCC+, Caa2)    04/01/13    0.000         232,500
       300   Horizon Lines LLC, Rule 144A, Notes (Callable
              11/01/08 @ $104.50)++                                        (B-, B3)      11/01/12    9.000         315,750
                                                                                                            --------------
                                                                                                                   548,250
                                                                                                            --------------
UTILITIES (3.9%)
        37   AES Corp., Senior Notes                                       (B-, B1)      06/01/09    9.500          40,880
       400   AES Corp., Senior Notes                                       (B-, B1)      03/01/14    7.750         436,000
       400   Allegheny Energy Supply Company LLC, Global
              Notes                                                        (B, Ba3)      03/15/11    7.800         438,000
       400   Aquila, Inc., Senior Notes                                    (B-, B2)      11/15/09    7.625         415,000
       950   Calpine Corp., Rule 144A, Secured Notes
              (Callable 7/15/07 @ $104.25)++                               (B-, NR)      07/15/10    8.500         736,250
       850   Calpine Corp., Rule 144A, Secured Notes
              (Callable 7/15/08 @ $104.38)++                               (B-, NR)      07/15/13    8.750         633,250
       747   Calpine Corp., Senior Notes                                  (CCC, Caa3)    04/15/09    7.750         511,695
       800   Calpine Generating Co., Global Secured Notes
              (Callable 4/01/08 @ $103.50)#                                (B-, B3)      04/01/10    7.756         788,000
       250   CMS Energy Corp., Global Senior Notes                         (B+, B1)      08/01/10    7.750         270,000
       700   CMS Energy Corp., Senior Notes                                (B+, B1)      01/15/09    7.500         740,250
       500   Edison Mission Energy, Global Senior Notes                    (B+, B1)      08/15/08   10.000         563,750
       500   Edison Mission Energy, Senior Notes                           (B+, B1)      06/15/09    7.730         529,375
       400   Midwest Generation LLC, Global Secured
              Notes (Callable 5/01/09 @ $104.38)                            (B, B1)      05/01/34    8.750         450,000
       500   Mirant Americas Generation LLC, Senior Notes< <               (NR, NR)      05/01/06    7.625         581,250
       300   Mirant Corp., Rule 144A, Senior Notes++< <                    (NR, NR)      07/15/04    7.400         244,500
       300   NRG Energy, Inc., Rule 144A, Secured Notes
              (Callable 12/15/08 @ $104.00)++                               (B, B1)      12/15/13    8.000         318,000
       300   Sierra Pacific Resources, Global Senior Notes
              (Callable 3/15/09 @ $104.31)                                 (B-, B2)      03/15/14    8.625         333,000
       350   TNP Enterprises, Inc., Series B, Senior
              Subordinated Notes (Callable 4/01/06 @
              $105.13)                                                     (NR, Ba3)     04/01/10   10.250         369,425
                                                                                                            --------------
                                                                                                                 8,398,625
                                                                                                            --------------
WIRELESS (4.5%)
        50   Airgate PCS, Inc., Rule 144A, Secured Notes
              (Callable 1/01/06 @ $104.69)++                              (CCC, Caa1)    09/01/09    9.375          52,750

                 See Accompanying Notes to Financial Statements.

    PAR                                                                    RATINGS+
   (000)                                                                 (S&P/MOODY'S)   MATURITY   RATE%       VALUE
   -----                                                                 -------------   --------   ------  --------------
DOMESTIC SECURITIES
CORPORATE OBLIGATIONS
WIRELESS
$      350   Airgate PCS, Inc., Secured Notes (Callable
              1/01/06 @ $104.69)                                          (CCC, Caa1)    09/01/09    9.375  $      369,250
       700   American Cellular Corp., Series B, Global Senior
              Notes (Callable 8/01/07 @ $105.00)                          (B-, Caa1)     08/01/11   10.000         714,000
       400   Centennial Cellular Operating Co./Centennial
              Communications Corp., Global Company
              Guaranteed Notes (Callable 6/15/08 @ $105.06)                (CCC, B3)     06/15/13   10.125         454,000
       180   Dobson Cellular Systems, Rule 144A, Secured
              Notes (Callable 11/01/08 @ $104.94)++                        (CCC, B3)     11/01/12    9.875         190,800
       600   Dobson Communications Corp., Global Senior
              Notes (Callable 10/01/08 @ $104.44)                          (CCC, Ca)     10/01/13    8.875         552,000
       750   GCI, Inc., Global Senior Notes (Callable
              2/15/09 @ $103.63)                                           (B+, B2)      02/15/14    7.250         723,750
       350   Horizon PCS, Inc., Global Company Guaranteed
              Notes (Callable 7/15/08 @ $105.69)                           (CCC, B3)     07/15/12   11.375         392,000
       250   IPCS, Inc., Global Senior Notes (Callable
              5/01/08 @ $105.75)                                           (CCC, B3)     05/01/12   11.500         280,000
       250   IWO Escrow Co., Rule 144A, Senior Discount
              Notes++                                                    (CCC-, Caa2)    01/15/15    0.000         165,000
       550   Nextel Communications, Inc., Senior Notes
              (Callable 8/01/08 @ $103.69)                                 (BB, Ba3)     08/01/15    7.375         596,750
       750   Nextel Partners, Inc., Global Senior Notes
              (Callable 7/01/07 @ $104.06)                                (BB-, Ba3)     07/01/11    8.125         817,500
     2,100   Rural Cellular Corp., Global Senior Subordinated
              Notes (Callable 1/15/06 @ $104.88)                          (CCC, Caa2)    01/15/10    9.750       1,963,500
       750   Triton PCS, Inc., Global Company Guaranteed
              Notes (Callable 6/01/08 @ $104.25)                         (CCC-, Caa1)    06/01/13    8.500         695,625
       400   U.S. Unwired, Inc., Series B, Global Secured
              Notes (Callable 6/15/08 @ $105.00)                         (CCC-, Caa1)    06/15/12   10.000         447,000
       500   Ubiquitel Operating Co., Global Senior Notes
              (Callable 3/01/07 @ $107.41)                                (CCC, Caa1)    03/01/11    9.875         551,250
       500   Western Wireless Corp., Global Senior Notes
              (Callable 7/15/08 @ $104.63)                                (CCC, Caa1)    07/15/13    9.250         571,875
                                                                                                            --------------
                                                                                                                 9,537,050
                                                                                                            --------------
TOTAL CORPORATE OBLIGATIONS (Cost $194,077,243)                                                                189,353,546
                                                                                                            --------------

  NUMBER OF
   SHARES
   ------
COMMON STOCKS (1.3%)
BROADCAST/OUTDOOR (0.1%)
     5,567   Equinix, Inc.*                                                                                        241,274
                                                                                                            --------------
CABLE (0.0%)
    69,987   Digitalglobe, Inc.^*                                                                                   69,987
                                                                                                            --------------

                 See Accompanying Notes to Financial Statements.

  NUMBER OF
   SHARES                                                                                                       VALUE
   ------                                                                                                       -----
DOMESTIC SECURITIES
COMMON STOCKS
CAPITAL GOODS (0.0%)
       750   Motels of America, Inc.^*                                                                      $           75
                                                                                                            --------------
CHEMICALS (0.1%)
     4,893   Huntsman Corp.*                                                                                        99,181
                                                                                                            --------------
CONTAINERS (0.0%)
    20,689   Continental AFA Dispensing Co.^*                                                                       37,240
                                                                                                            --------------
FINANCE (0.0%)
    16,893   Westfed Holdings, Inc., Class B (acquired 9/20/88, cost $510)^*^^                                         169
                                                                                                            --------------
FOOD PROCESSORS/BEVERAGE/BOTTLING (0.3%)
       562   Crunch Equity Holdings LLC*                                                                           730,600
    52,500   Specialty Foods Corp.^*                                                                                     0
                                                                                                            --------------
                                                                                                                   730,600
                                                                                                            --------------
HEALTHCARE FACILITIES/SUPPLIES (0.0%)
       232   Magellan Health Services, Inc.*                                                                         8,192
                                                                                                            --------------
INDUSTRIAL (0.1%)
    36,000   Doskocil Manufacturing Co.^*                                                                          126,000
                                                                                                            --------------
RETAIL - FOOD & DRUG (0.0%)
     2,030   Archibald Candy Corp.^*                                                                                     0
                                                                                                            --------------
RETAIL STORES (0.1%)
    18,064   Safelite Glass Corp., Class B^*                                                                        90,320
     1,219   Safelite Realty Corp.^*                                                                                12,190
                                                                                                            --------------
                                                                                                                   102,510
                                                                                                            --------------
SERVICES (0.1%)
    21,306   Cenveo, Inc.*                                                                                         161,073
    10,652   Cenveo, Inc., Rule 144A++*                                                                             80,529
                                                                                                            --------------
                                                                                                                   241,602
                                                                                                            --------------
TEXTILE/APPAREL/SHOE MANUFACTURING (0.2%)
    26,759   Safety Components International, Inc.*                                                                356,564
                                                                                                            --------------
WIRELESS (0.3%)
    57,927   Dobson Communications Corp., Class A*                                                                 246,769
    17,187   IWO Holdings, Inc.*                                                                                   476,939
                                                                                                            --------------
                                                                                                                   723,708
                                                                                                            --------------
TOTAL COMMON STOCKS (Cost $3,289,832)                                                                            2,737,102
                                                                                                            --------------
PREFERRED STOCKS (0.2%)
CABLE (0.0%)
     7,500   Adelphia Communications Corp., 13% cumulative exchangeable Series B
              (Callable 7/15/05 @ $103.25)*                                                                           5,625
                                                                                                            --------------
FINANCE (0.0%)
    57,005  Westfed Holdings, Inc., Class A (acquired 9/20/88-6/18/93, cost $4,815,472)^*^^                         14,251
                                                                                                            --------------

                 See Accompanying Notes to Financial Statements.

  NUMBER OF
   SHARES                                                                                                       VALUE
   ------                                                                                                       -----
DOMESTIC SECURITIES
PREFERRED STOCKS
RESTAURANTS (0.0%)
    40,375   AmeriKing, Inc., 13% Cum. Exchangeable^*>>                                                     $            0
                                                                                                            --------------
WIRELESS (0.2%)
       900   Dobson Communications Corp., Rule 144A, 6% Conv. Preferred
              (Callable 8/19/05 @ $106.00)++*                                                                      107,146
       426   Rural Cellular Corp., Series B, 11.375% Senior Exchangeable
              (Callable 5/15/06 @ $1,014.22)*>>                                                                    392,985
                                                                                                            --------------
                                                                                                                   500,131
                                                                                                            --------------
TOTAL PREFERRED STOCKS (Cost $6,611,899)                                                                           520,007
                                                                                                            --------------
WARRANTS (0.0%)
AEROSPACE (0.0%)
       800   Decrane Aircraft Holdings, Rule 144A, strike price $35.65, expires 9/30/08^++*                              8
                                                                                                            --------------
BROADBAND (0.0%)
       400   Colt Telecom Group Plc, strike price $75.63, expires 12/31/06*                                          7,337
                                                                                                            --------------
BUILDING PRODUCTS (0.0%)
     1,250   Dayton Superior Corp., Rule 144A, strike price $0.01, expires 6/15/09++*                                  169
                                                                                                            --------------
CABLE (0.0%)
         4   NTL, Inc., Series A, strike price $262.93, expires 1/13/11*                                                 4
                                                                                                            --------------
COMPETITIVE LOCAL EXCHANGE CARRIER (0.0%)
     6,290   Loral Space & Communications, strike price $23.70, expires 12/27/06*                                      123
                                                                                                            --------------
CONTAINERS (0.0%)
       747   Pliant Corp., Rule 144A, strike price $0.01, expires 6/01/10^++*                                           93
                                                                                                            --------------
GAMING (0.0%)
     3,000   Mikohn Gaming Corp., strike price $7.70, expires 8/15/08*                                                 180
       100   Windsor Woodmont Black Hawk, strike price $0.01, expires 3/15/10^*                                          0
                                                                                                            --------------
                                                                                                                       180
                                                                                                            --------------
RETAIL STORES (0.0%)
    44,271   Safelite Glass Corp., Class A, strike price $0.01, expires 9/29/06^*                                      443
    29,514   Safelite Glass Corp., Class A, strike price $0.01, expires 9/29/07^*                                      295
                                                                                                            --------------
                                                                                                                       738
                                                                                                            --------------
SATELLITE (0.0%)
       250   Pegasus Communications Corp., strike price $75.00, expires 1/01/07^*                                        0
                                                                                                            --------------
TEXTILE/APPAREL/SHOE MANUFACTURING (0.0%)
       117   AGY Holding Corp., strike price $0.01, expires 1/01/10^*                                                  293
                                                                                                            --------------
TOTAL WARRANTS (Cost $86,124)                                                                                        8,945
                                                                                                            --------------
TOTAL DOMESTIC SECURITIES (Cost $204,065,098)                                                                  192,619,600
                                                                                                            --------------

                 See Accompanying Notes to Financial Statements.

    PAR                                                                    RATINGS+
   (000)                                                                 (S&P/MOODY'S)   MATURITY   RATE%       VALUE
   -----                                                                 -------------   --------   ------  --------------
FOREIGN SECURITIES (7.8%)
CORPORATE OBLIGATIONS (7.6%)
AUTOMOBILE MANUFACTURING/VEHICLE PARTS (0.1%)
$      250   Bombardier Recreational Products, Inc., Global
              Senior Subordinated Notes (Callable
              12/15/08 @ $104.19) (Canada)                                 (B-, B3)      12/15/13    8.375  $      267,500
                                                                                                            --------------
BROADBAND (0.5%)
       400   Call Net Enterprises, Inc., Yankee Company
              Guaranteed Notes (Callable 1/01/06 @ $105.31)
              (Canada)                                                     (B-, B3)      12/31/08   10.625         433,000
       750   Global Crossing Finance Plc, Rule 144A, Company
              Guaranteed Notes (Callable 12/15/09 @ $105.38)
              (United Kingdom)++                                          (B-, Caa1)     12/15/14   10.750         684,375
                                                                                                            --------------
                                                                                                                 1,117,375
                                                                                                            --------------
BROADCAST/OUTDOOR (0.1%)
       150   Corus Entertainment, Inc., Global Senior
              Subordinated Notes (Callable 3/01/07 @
              $104.38) (Canada)                                            (B+, B1)      03/01/12    8.750         161,625
                                                                                                            --------------
BUILDING PRODUCTS (0.4%)
       750   MAAX Corp., Global Senior Subordinated Notes
              (Callable 6/15/08 @ $104.88) (Canada)                       (CCC+, B3)     06/15/12    9.750         665,625
       500   MAAX Holdings, Inc., Rule 144A, Senior Discount
              Notes (Callable 12/15/08 @ $105.63) (Canada)+++            (CCC+, Caa1)    12/15/12    0.000         220,000
                                                                                                            --------------
                                                                                                                   885,625
                                                                                                            --------------
CABLE (0.8%)
     4,600   Australis Holdings Pty. Ltd., Yankee Senior
              Discount Notes (Australia)^< <                               (NR, NR)      11/01/02   15.000          92,000
       400   Kabel Deutschland GmbH, Rule 144A, Company
              Guaranteed Notes (Callable 7/01/09 @ $105.31)
              (Germany)++                                                  (B-, B2)      07/01/14   10.625         436,000
       600   Telenet Group Holding NV, Rule 144A, Discount
              Notes (Callable 12/15/08 @ $105.75)(Belgium)+++            (CCC+, Caa2)    06/15/14    0.000         469,500
       600   Videotron LTEE, Global Company Guaranteed
              Notes (Callable 1/15/09 @ $103.44) (Canada)                  (B+, Ba3)     01/15/14    6.875         613,500
                                                                                                            --------------
                                                                                                                 1,611,000
                                                                                                            --------------
CHEMICALS (0.5%)
       400   Acetex Corp., Global Senior Notes (Callable
              8/01/05 @ $105.44) (Canada)                                  (B+, B2)      08/01/09   10.875         422,000
       600   Rhodia SA, Global Senior Notes (France)                      (CCC+, B3)     06/01/10   10.250         646,500
                                                                                                            --------------
                                                                                                                 1,068,500
                                                                                                            --------------
CONTAINERS (0.4%)
       795   Crown Euro Holdings SA, Global Secured
              Notes (Callable 3/01/07 @ $104.75) (France)                  (B+, B1)      03/01/11    9.500         882,450
                                                                                                            --------------

                 See Accompanying Notes to Financial Statements.

    PAR                                                                    RATINGS+
   (000)                                                                 (S&P/MOODY'S)   MATURITY   RATE%       VALUE
   -----                                                                 -------------   --------   ------  --------------
FOREIGN SECURITIES
CORPORATE OBLIGATIONS
INDUSTRIAL (0.0%)
$      924   International Utility Structures, Inc., Subordinated
              Notes (Callable 2/01/06 @ $100.00)(Canada)^< <               (NR, NR)      02/01/08   13.000  $            0
       800   International Utility Structures, Inc., Yankee
              Senior Subordinated Notes (Callable 2/01/06 @
              $100.00)(Canada)^< <                                         (NR, NR)      02/01/08   10.750              80
                                                                                                            --------------
                                                                                                                        80
                                                                                                            --------------
LEISURE (0.5%)
       250   Intrawest Corp., Global Senior Notes (Callable
              10/15/08 @ $103.75) (Canada)                                 (B+, B1)      10/15/13    7.500         257,812
       750   NCL Corp., Rule 144A, Senior Notes (Callable
              7/15/09 @ $105.31) (Bermuda)++                               (B+, B2)      07/15/14   10.625         793,125
                                                                                                            --------------
                                                                                                                 1,050,937
                                                                                                            --------------
METALS & MINING (0.1%)
       250   Gerdau Ameristeel Corp., Global Senior Notes
              (Callable 7/15/07 @ $105.38) (Canada)                       (BB-, Ba3)     07/15/11   10.375         272,500
                                                                                                            --------------
PAPER & FOREST PRODUCTS (1.8%)
       250   Abitibi-Consolidated, Inc., Global Notes (Canada)            (BB-, Ba3)     06/15/11    7.750         252,500
       250   Ainsworth Lumber Co. Ltd., Global Company
              Guaranteed Notes (Callable 10/01/08 @ 103.63)
              (Canada)                                                     (B+, B2)      10/01/12    7.250         239,375
       750   Fraser Papers, Inc., Rule 144A, Company
              Guaranteed Notes (Callable 3/15/10 @ $104.38)
              (Canada)++                                                    (B, B3)      03/15/15    8.750         690,000
       500   JSG Funding plc, Global Senior Notes (Callable
              10/01/07 @ $104.81) (Ireland)                                (B-, B3)      10/01/12    9.625         502,500
     1,750   JSG Funding plc, Rule 144A, Senior Subordinated
              Notes (Callable 1/31/10 @ $103.88) (Ireland)++              (B-, Caa1)     04/01/15    7.750       1,443,750
       250   Norkse Skog Ltd., Global Senior Notes (Callable
              3/01/09 @ $103.69) (Canada)                                 (BB-, Ba3)     03/01/14    7.375         246,250
       250   Tembec Industries, Inc., Global Company
              Guaranteed Notes (Canada)                                     (B, B3)      03/15/12    7.750         185,000
       400   Tembec Industries, Inc., Yankee Company
              Guaranteed Notes (Canada)                                     (B, B3)      06/30/09    8.625         328,000
                                                                                                            --------------
                                                                                                                 3,887,375
                                                                                                            --------------
RETAIL - FOOD & DRUG (0.3%)
       700   Jean Coutu Group (PJC), Inc., Global Senior
              Subordinated Notes (Callable 8/01/09 @
              $104.25) (Canada)                                             (B, B3)      08/01/14    8.500         694,750
                                                                                                            --------------
SATELLITE (0.3%)
       600   Intelsat Bermuda Ltd., Rule 144A, Senior Notes
              (Callable 1/15/09 @ $104.13) (Bermuda)++                     (B+, B2)      01/15/13    8.250         622,500
                                                                                                            --------------

                 See Accompanying Notes to Financial Statements.

    PAR                                                                    RATINGS+
   (000)                                                                 (S&P/MOODY'S)   MATURITY   RATE%       VALUE
   -----                                                                 -------------   --------   ------  --------------
FOREIGN SECURITIES
CORPORATE OBLIGATIONS
TECHNOLOGY (0.7%)
$      300   Celestica, Inc., Senior Subordinated Notes
              (Callable 7/01/08 @ $103.94) (Canada)                         (B, B2)      07/01/11    7.875  $      309,000
       250   Danka Business Systems Plc, Global Senior Notes
              (Callable 6/15/07 @ $105.50) (United Kingdom)                 (B, B3)      06/15/10   11.000         201,250
       650   Flextronics International Ltd., Global Senior
              Subordinated Notes (Callable 11/15/09 @
              $103.13) (Singapore)                                        (BB-, Ba2)     11/15/14    6.250         648,375
       400   Magnachip Semiconductor, Rule 144A, Senior
             Subordinated Notes (Callable 12/15/09 @
             $104.00) (South Korea)++                                      (B-, B2)      12/15/14    8.000         386,000
                                                                                                            --------------
                                                                                                                 1,544,625
                                                                                                            --------------
TRANSPORTATION (0.8%)
       700   Sea Containers Ltd., Series B, Yankee Senior
              Notes (Bermuda)                                               (B, B3)      02/15/08    7.875         686,000
       750   Ship Finance International Ltd., Global Senior
              Notes (Callable 12/15/08 @ $104.25) (Bermuda)                 (B, B1)      12/15/13    8.500         717,188
       250   Stena AB, Global Senior Notes (Callable
              12/01/09 @ $103.50) (Sweden)                                (BB-, Ba3)     12/01/16    7.000         233,125
       150   Titan Petrochemicals Group Ltd., Rule 144A,
              Company Guaranteed Notes (Bermuda)++                         (B+, B1)      03/18/12    8.500         137,250
                                                                                                            --------------
                                                                                                                 1,773,563
                                                                                                            --------------
WIRELESS (0.3%)
       500   Millicom International Cellular S.A., Global Senior
              Notes (Callable 12/01/08 @ $105.00)
              (Luxembourg)                                                 (B-, B3)      12/01/13   10.000         500,000
                                                                                                            --------------
TOTAL CORPORATE OBLIGATIONS (Cost $20,020,253)                                                                  16,340,405
                                                                                                            --------------
GOVERNMENT OBLIGATION (0.2%)
ARGENTINA (0.2%)
     1,193   Republic of Argentina, Notes
              (Cost $373,604)                                              (B-, NR)      12/31/33    5.830         425,144
                                                                                                            --------------
TOTAL FOREIGN SECURITIES (Cost $20,393,857)                                                                     16,765,549
                                                                                                            --------------
TIME DEPOSIT (3.3%)
     7,155   Bank of America (London) (Cost $7,155,000)                                  07/01/05    2.484       7,155,000
                                                                                                            --------------
TOTAL INVESTMENTS (101.1%) (Cost $231,613,955)                                                                 216,540,149
                                                                                                            --------------
LIABILITIES IN EXCESS OF OTHER ASSETS (-1.1%)                                                                   (2,409,207)
                                                                                                            --------------
NET ASSETS (100%)
     Applicable to $49,895,588 issued and outstanding $.001 par value
       shares (authorized 100,000,000 shares)                                                               $  214,130,942
                                                                                                            ==============

                 See Accompanying Notes to Financial Statements.

+ Credit ratings given by the Standard & Poor's Division of The McGraw-Hill Companies, Inc. ("S&P") and Moody's Investors Service, Inc. ("Moody's") are unaudited.
++ Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At June 30, 2005, these securities amounted to a value of $37,726,601 or 17.6% of net assets.
^ Not readily marketable security; security is valued at fair value as determined in good faith by, or under the direction of, the Board of Directors.
# Floating Rate -- The interest rate changes on these instruments based upon a designated base rate. The rates shown are those in effect at June 30, 2005.
+    Step Bond -- The interest rate stated is the rate as of June 30, 2005.
< <  Security in default.
*    Non-income producing security.
^^ Restricted as to private and public resale. Total cost of restricted securities at June 30, 2005 aggregated $4,815,982. Total market value of restricted securities owned at June 30, 2005 was $14,420 or 0.01% of net assets.
>>   Payment-in-kind preferred stock. Market value includes accrued dividend.

                See Accompanying Notes to Financial Statements.

CREDIT SUISSE ASSET MANAGEMENT INCOME FUND, INC.
STATEMENT OF ASSETS AND LIABILITIES
June 30, 2005 (unaudited)

ASSETS
    Investments at value (Cost $231,613,955) (Note 2)                                $  216,540,149
    Foreign cash at value (Cost $10,781)                                                     11,081
      Receivable for investments sold                                                       561,177
      Interest receivable (Note 2)                                                        4,581,228
    Other assets                                                                             36,809
                                                                                     --------------
      Total Assets                                                                      221,730,444
                                                                                     --------------
LIABILITIES
    Due to custodian                                                                         11,975
    Payable for investments purchased                                                     5,458,699
    Dividends payable                                                                     1,746,337
    Investment advisory fees (Note 3)                                                       267,070
    Shareholders' reports                                                                    37,891
    Audit fees                                                                               25,535
    Administrative fees (Note 3)                                                             21,610
    Custodian fees                                                                           16,905
    Legal fees                                                                                6,865
    Shareholders' servicing fees                                                              6,615
                                                                                     --------------
      Total Liabilities                                                                   7,599,502
                                                                                     --------------
NET ASSETS                                                                           $  214,130,942
                                                                                     ==============

NET ASSETS CONSIST OF
    Capital shares at $.001 par value                                                $       49,896
    Capital paid in excess of par value                                                 390,430,990
    Distributions in excess of net investment income                                     (7,416,878)
    Accumulated net realized loss on investments and foreign currency transactions     (153,859,396)
    Unrealized depreciation on investments and foreign currency translations            (15,073,670)
                                                                                     --------------
NET ASSETS APPLICABLE TO 49,895,588 ISSUED AND OUTSTANDING SHARES
  (AUTHORIZED 100,000,000 SHARES)                                                    $  214,130,942
                                                                                     ==============
NET ASSET VALUE PER SHARE                                                            $         4.29
                                                                                     ==============
MARKET PRICE PER SHARE                                                               $         4.59
                                                                                     ==============

                See Accompanying Notes to Financial Statements.

CREDIT SUISSE ASSET MANAGEMENT INCOME FUND, INC.
STATEMENT OF OPERATIONS
For the Six Months Ended June 30, 2005 (unaudited)

INVESTMENT INCOME
    Interest (Net of foreign taxes withheld of $1,632) (Note 2)                               $  9,562,621
                                                                                              ------------
      Total income                                                                               9,562,621
                                                                                              ------------
EXPENSES

    Investment advisory fees (Note 3)                                                              541,274
    Shareholders' reports                                                                           65,078
    Custodian fees                                                                                  58,949
    Administrative fees (Note 3)                                                                    54,127
    Directors' fees and expenses                                                                    34,160
    Shareholders' servicing fees                                                                    31,901
    Legal fees                                                                                      25,918
    Audit fees                                                                                      22,945
    NYSE fees                                                                                       18,731
    Miscellaneous                                                                                   12,234
                                                                                              ------------
      Total expenses                                                                               865,317
                                                                                              ------------
       Net investment income                                                                     8,697,304
                                                                                              ------------
NET REALIZED AND UNREALIZED GAIN (LOSS) FROM INVESTMENTS AND FOREIGN CURRENCY RELATED ITEMS
    Net realized gain from investments                                                           3,666,099
    Net realized gain on foreign currency transactions (Note 2)                                     55,370
    Net change in unrealized appreciation (depreciation) from investments                      (13,459,901)
    Net change in unrealized appreciation (depreciation) from
      foreign currency translations (Note 2)                                                        22,578
                                                                                              ------------
    Net realized and unrealized loss from investments and foreign currency related items        (9,715,854)
                                                                                              ------------
    Net decrease in net assets resulting from operations                                      $ (1,018,550)
                                                                                              ============

                See Accompanying Notes to Financial Statements.

CREDIT SUISSE ASSET MANAGEMENT INCOME FUND, INC.
STATEMENT OF CHANGES IN NET ASSETS

                                                                            FOR THE
                                                                       SIX MONTHS ENDED        FOR THE
                                                                         JUNE 30, 2005        YEAR ENDED
                                                                          (UNAUDITED)      DECEMBER 31, 2004
                                                                       -----------------   -----------------
FROM OPERATIONS
  Net investment income                                                $       8,697,304   $      17,700,572
  Net realized gain on investments and foreign currency transactions           3,721,469           3,019,985
  Change in unrealized appreciation (depreciation) of investments
   and foreign currency translations                                         (13,437,323)          7,746,019
                                                                       -----------------   -----------------
   Net increase (decrease) in net assets resulting from operations            (1,018,550)         28,466,576
                                                                       -----------------   -----------------

FROM DISTRIBUTIONS
  Net investment income                                                      (12,224,442)        (20,005,808)
  Return of capital                                                                   --            (950,339)
                                                                       -----------------   -----------------
   Total distributions                                                       (12,224,442)        (20,956,147)
                                                                       -----------------   -----------------
   Total increase (decrease) in net assets                                   (13,242,992)          7,510,429
                                                                       -----------------   -----------------
NET ASSETS
  Beginning of period                                                        227,373,934         219,863,505
                                                                       -----------------   -----------------
  End of period                                                        $     214,130,942   $     227,373,934
                                                                       =================   =================
  Distributions in excess of net investment income                     $       7,416,878   $       3,889,740
                                                                       =================   =================

                 See Accompanying Notes to Financial Statements.

                       This page intentionally left blank

CREDIT SUISSE ASSET MANAGEMENT INCOME FUND, INC.
FINANCIAL HIGHLIGHTS

                                                   FOR THE
                                                 SIX MONTHS             FOR THE YEAR ENDED
                                                    ENDED                  DECEMBER 31,
                                                JUNE 30, 2005       ---------------------------
                                                 (UNAUDITED)            2004            2003
                                                -------------       -----------     -----------
PER SHARE OPERATING PERFORMANCE
  Net asset value, beginning of period          $        4.56       $      4.41     $      3.91
                                                -------------       -----------     -----------
  Offering costs                                           --                --              --
                                                -------------       -----------     -----------

INVESTMENT ACTIVITIES
  Net investment income                                  0.17              0.35            0.37
  Net realized and unrealized gain (loss) on
    investments and futures contracts                   (0.19)             0.22            0.58
                                                -------------       -----------     -----------
      Total from investment activities                  (0.02)             0.57            0.95
                                                -------------       -----------     -----------

DISTRIBUTIONS
  Net investment income                                 (0.25)            (0.40)          (0.43)
  Return of capital                                        --             (0.02)          (0.02)
                                                -------------       -----------     -----------
      Total distributions                               (0.25)            (0.42)          (0.45)
                                                -------------       -----------     -----------
Decrease in net asset value due to shares
  issued through rights offering                           --                --              --
                                                -------------       -----------     -----------
NET ASSET VALUE, END OF PERIOD                  $        4.29       $      4.56     $      4.41
                                                =============       ===========     ===========
PER SHARE MARKET VALUE, END OF PERIOD           $        4.59       $      4.45     $      4.50
                                                =============       ===========     ===========

TOTAL INVESTMENT RETURN
  Net asset value(1)                                    (1.48)%           13.55%          24.59%
  Market value                                           8.01%             8.60%          28.11%

RATIOS AND SUPPLEMENTAL DATA
  Net assets, end of period (000s omitted)      $     214,131       $   227,374     $   219,864
    Ratio of expenses to average net assets
      including expense offsets                          0.79%**           0.78%           0.78%
    Ratio of expenses to average net assets              0.79%**           0.78%           0.78%
    Ratio of net investment income to average
      net assets                                         7.97%**           8.08%           8.83%
Portfolio turnover rate                                  27.7%             57.8%           77.8%

++ Credit Suisse Asset Management, LLC, formerly known as BEA Associates, replaced CS First Boston Investment Management as the Fund's investment adviser effective June 13, 1995.
*    Adjusted for Rights Offering.
**   Annualized.
+    Calculated using the average shares outstanding method.
(1) Total investment return based on per share net asset value reflects the effects of change in net asset value on the performance of the Fund during each year, and assumes dividends and capital gains distributions, if any, were reinvested. These percentages are not an indication of the performance of a shareholder's investment in the Fund based on market value, due to differences between the market price of the stock and the net asset value of the Fund.
(2) As required, effective January 1, 2001 the Fund has adopted provisions of AICPA Audit and Accounting Guide for Investment Companies and has begun amortizing premium on debt securities. The effect of this change for the year ended December 31, 2001 was a decrease to net investment income per share by $0.004 and an increase to net realized and unrealized gains and losses per share by $0.004 and a decrease to the net ratio of net investment income to average net assets from 11.73% to 11.66%. Per share ratios and supplemental data for prior periods have not been restated to reflect this change.
(3) Due to the realignment of the Fund's portfolio in connection with the combination with Credit Suisse Strategic Global Income Fund, Inc., the cost of purchases of $30,040,944 and proceeds from sales of $37,801,151 have been excluded from the Portfolio Turnover calculation.

Note: Current Year permanent book-tax differences, if any, are not included in the calculation of net investment income per share.

                                                                       FOR THE YEAR ENDED DECEMBER 31,
                                                ------------------------------------------------------------------------------
                                                   2002            2001(2)            2000            1999            1998
                                                -----------     -----------        -----------     -----------     -----------
PER SHARE OPERATING PERFORMANCE
  Net asset value, beginning of period          $      4.74     $      5.70        $      7.34     $      7.77     $      8.44
                                                -----------     -----------        -----------     -----------     -----------
  Offering costs                                         --              --                 --              --              --
                                                -----------     -----------        -----------     -----------     -----------

INVESTMENT ACTIVITIES
  Net investment income                                0.42            0.61+              0.67            0.75            0.71
  Net realized and unrealized gain (loss) on
    investments and futures contracts                 (0.55)          (0.85)             (1.55)          (0.46)          (0.66)
                                                -----------     -----------        -----------     -----------     -----------
      Total from investment activities                (0.13)          (0.24)             (0.88)           0.29            0.05
                                                -----------     -----------        -----------     -----------     -----------

DISTRIBUTIONS
  Net investment income                               (0.62)          (0.72)             (0.76)          (0.72)          (0.72)
  Return of capital                                   (0.08)             --                 --              --              --
                                                -----------     -----------        -----------     -----------     -----------
      Total distributions                             (0.70)          (0.72)             (0.76)          (0.72)          (0.72)
                                                -----------     -----------        -----------     -----------     -----------
Decrease in net asset value due to shares
  issued through rights offering                         --              --                 --              --              --
                                                -----------     -----------        -----------     -----------     -----------
NET ASSET VALUE, END OF PERIOD                  $      3.91     $      4.74        $      5.70     $      7.34     $      7.77
                                                ===========     ===========        ===========     ===========     ===========
PER SHARE MARKET VALUE, END OF PERIOD           $      3.88     $      4.98        $      5.56     $      6.06     $      7.56
                                                ===========     ===========        ===========     ===========     ===========

TOTAL INVESTMENT RETURN
  Net asset value(1)                                  (5.26)%         (6.04)%           (12.37)%          4.50%           0.47%
  Market value                                       (10.52)%          1.15%              3.55%         (11.32)%         (5.68)%

RATIOS AND SUPPLEMENTAL DATA
  Net assets, end of period (000s omitted)      $   195,089     $   236,652        $   197,817     $   254,857     $   269,507
    Ratio of expenses to average net assets
      including expense offsets                        0.79%           1.07%              0.78%           0.78%           0.81%
    Ratio of expenses to average net assets            0.79%           1.07%              0.78%           0.78%           0.81%
    Ratio of net investment income to average
      net assets                                       9.93%          11.66%             10.10%           9.90%           8.59%
Portfolio turnover rate                                61.1%           50.1%(3)           39.1%           43.5%           84.7%

                                                       FOR THE YEAR ENDED DECEMBER 31,
                                                --------------------------------------------
                                                   1997            1996             1995++
                                                -----------     -----------      -----------
PER SHARE OPERATING PERFORMANCE
  Net asset value, beginning of period          $      8.12     $      8.63      $      8.05
                                                -----------     -----------      -----------
  Offering costs                                         --           (0.02)              --
                                                -----------     -----------      -----------

INVESTMENT ACTIVITIES
  Net investment income                                0.69            0.75             0.86
  Net realized and unrealized gain (loss) on
    investments and futures contracts                  0.39            0.18             0.48
                                                -----------     -----------      -----------
      Total from investment activities                 1.08            0.93             1.34
                                                -----------     -----------      -----------
DISTRIBUTIONS
  Net investment income                               (0.76)          (0.90)           (0.76)
  Return of capital                                      --              --               --
                                                -----------     -----------      -----------
      Total distributions                             (0.76)          (0.90)           (0.76)
                                                -----------     -----------      -----------
Decrease in net asset value due to shares
  issued through rights offering                         --           (0.52)              --
                                                -----------     -----------      -----------
NET ASSET VALUE, END OF PERIOD                  $      8.44     $      8.12      $      8.63
                                                ===========     ===========      ===========
PER SHARE MARKET VALUE, END OF PERIOD           $      8.75     $      7.63      $      7.88
                                                ===========     ===========      ===========
TOTAL INVESTMENT RETURN
  Net asset value(1)                                  14.03%          10.59%*          17.41%
  Market value                                        25.90%          10.05%*          24.34%

RATIOS AND SUPPLEMENTAL DATA
  Net assets, end of period (000s omitted)      $   291,959     $   280,634      $   210,441
    Ratio of expenses to average net assets
      including expense offsets                        0.84%           0.94%              --
    Ratio of expenses to average net assets            0.84%           0.95%            0.92%
    Ratio of net investment income to average
      net assets                                       8.47%           9.23%           10.22%
Portfolio turnover rate                                97.7%           81.0%            44.1%

                See Accompanying Notes to Financial Statements.

CREDIT SUISSE ASSET MANAGEMENT INCOME FUND, INC.
NOTES TO FINANCIAL STATEMENTS
June 30, 2005 (unaudited)

NOTE 1. ORGANIZATION

   Credit Suisse Asset Management Income Fund, Inc. (the "Fund") was incorporated on February 11, 1987 and is registered as a diversified, closed-end investment company under the Investment Company Act of 1940, as amended. The Fund's investment objective is to seek current income through investment primarily in debt securities.

NOTE 2. SIGNIFICANT ACCOUNTING POLICIES

   A) SECURITY VALUATION -- The net asset value of the Fund is determined daily as of the close of regular trading on the New York Stock Exchange, Inc. (the "Exchange") on each day the Exchange is open for business. Debt securities with a remaining maturity greater then 60 days are valued in accordance with the price supplied by a pricing service, which may use a matrix, formula or other objective method that takes into consideration market indices, yield curves and other specific adjustments. Debt obligations that will mature in 60 days or less are valued on the basis of amortized cost, which approximates market value, unless it is determined that using this method would not represent fair value. The Fund's equity investments are valued at market value, which is generally determined using the closing price on the exchange or market on which the security is primarily traded at the time of valuation ("Valuation Time"). If no sales are reported, equity investments are generally valued at the most recent bid quotation as of the Valuation Time or at the lowest asked quotation in the case of a short sale of securities. Securities and other assets for which market quotations are not readily available, or whose values have been materially affected by events occurring before the Fund's Valuation Time but after the close of the securities' primary markets, are valued at fair value as determined in good faith by, or under the direction of, the Board of Directors under procedures established by the Board of Directors.

   The Fund may invest up to 10% of its total assets in securities which are not readily marketable, including those which are restricted as to disposition under securities law ("restricted securities") (excludes liquid 144A securities). These securities are valued pursuant to the valuation procedures noted above.

   B) SECURITY TRANSACTIONS AND INVESTMENT INCOME -- Security transactions are accounted for on a trade date basis. Interest income is accrued as earned. The Fund amortizes premium and accretes discount using the effective yield method. Dividends are recorded on the ex-dividend date.

   The cost of investments sold is determined by use of the specific identification method for both financial reporting and income tax purposes. Discount or premium on mortgage backed securities is recorded upon receipt of principal payments on the underlying mortgage pools.

   C) DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS -- Dividends from net investment income are declared and paid monthly. Distributions of net realized capital gains, if any, are declared and paid at least annually. However, to the extent that a net realized capital gain can be reduced by a capital loss carryover, such gain will not be distributed. Income and capital gains distributions are determined in accordance with federal income tax regulations, which may differ from generally accepted accounting principles in the United States of America ("GAAP").

   D) FEDERAL INCOME TAXES -- No provision is made for federal taxes as it is the Fund's intention to continue to qualify for and elect the tax treatment applicable to regulated investment companies under the Internal Revenue Code of 1986, as amended, and to make the requisite distributions to its shareholders which will be sufficient to relieve it from federal income and excise taxes.

   E) USE OF ESTIMATES -- The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from these estimates.

   F) SHORT-TERM INVESTMENTS -- The Fund, together with other funds/portfolios advised by Credit Suisse Asset Management, LLC ("CSAM"), an indirect wholly-owned subsidiary of Credit Suisse Group, sweeps available cash into either a short-term variable rate time deposit issued by Brown Brothers Harriman & Co. ("BBH&Co."), the Fund's custodian, Grand Cayman branch, or with other highly rated banks. The short-term time deposit is a variable rate account classified as a short-term investment.

   G) DELAYED DELIVERY COMMITMENTS -- The Fund may purchase or sell securities on a when-issued or forward commitment basis. Payment and delivery may take place a month or more after the date of the transaction. The price of the underlying securities and the date when the securities will be delivered and paid for are fixed at the time the transaction is negotiated.

   H) FUTURES CONTRACTS -- The Fund may enter into futures contracts to the extent permitted by its investment policies and objectives. Upon entering into a futures contract, the Fund is required to deposit cash or pledge U.S. Government securities as initial margin. Subsequent payments, which are dependent on the daily fluctuations in the value of the underlying instrument, are made or received by the Fund each day (daily variation margin) and are recorded as unrealized gains or losses until the contracts are closed. When the contracts are closed, the Fund records a realized gain or loss equal to the difference between the proceeds from (or cost of) the closing transactions and the Fund's basis in the contracts. Risks of entering into futures contracts for hedging purposes include the possibility that a change in the value of the contracts may not correlate with the changes in the value of the underlying instruments. In addition, the purchase of futures contracts involves the risk that the Fund could lose more than the original margin deposit and subsequent payments required for a futures transaction. At June 30, 2005, the Fund had no open futures contracts.

   I) FORWARD FOREIGN CURRENCY CONTRACTS -- The Fund may enter into forward foreign currency contracts for the purchase or sale of a specific foreign currency at a fixed price on a future date. Risks may arise upon entering into these contracts from the potential inability of counterparties to meet the terms of their contracts and from unanticipated movements in the value of a foreign currency. The Fund will enter into forward foreign currency contracts primarily for hedging purposes. Forward foreign currency contracts are adjusted by the daily exchange rate of the underlying currency and any gains or losses are recorded for financial statement purposes as unrealized until the contract settlement date, or an offsetting position is entered into. At June 30, 2005, the Fund had no open forward foreign currency contracts.

   J) OTHER -- The Fund may invest in securities of foreign countries and governments which involve certain risks in addition to those inherent in domestic investments. Such risks generally include, among others, currency risks (fluctuations in currency exchange rates), information risk (key information may be inaccurate or unavailable) and political risk (expropriation, nationalization or the imposition of capital or currency controls or punitive taxes). Other risks of investing in foreign securities include liquidity and valuation risks.

   The Fund may be subject to taxes imposed by countries in which it invests with respect to its investments in issuers existing or operating in such countries. Such taxes are generally based on income earned or repatriated and capital gains realized on the sale of such investments. The Fund accrues such taxes when the related income or gains are earned.

   The Fund's investments in securities of issuers located in less developed countries considered to be "emerging markets" involve risks in addition to those generally applicable to foreign securities. Focusing on emerging (less developed) markets involves higher levels of risk, including increased currency, information, liquidity, market, political and valuation risks. Deficiencies in regulatory oversight, market infrastructure, shareholder protections and company laws could expose the Fund to operational and other risks as well. Some countries may have restrictions that could limit the Fund's access to attractive investment opportunities. Additionally, emerging markets often face serious economic problems (such as high external debt, inflation and unemployment) that could subject the portfolio to increased volatility or substantial declines in value.

   Lower-rated debt securities (commonly known as "junk bonds") possess speculative characteristics and are subject to greater market fluctuations and risk of lost income and principal than higher-rated debt securities for a variety of reasons. Also, during an economic downturn or substantial period of rising interest rates, highly leveraged issuers may experience financial stress which would adversely effect their ability to service their principal and interest payment obligations, to meet projected business goals and to obtain additional financing.

   In addition, periods of economic uncertainty and changes can be expected to result in increased volatility of market prices of lower-rated debt securities and (to the extent the Fund invests in junk bonds) the Fund's net asset value.

NOTE 3. TRANSACTIONS WITH AFFILIATES AND RELATED PARTIES

   CSAM serves as investment adviser for the Fund. For its investment advisory services, CSAM is entitled to receive a fee from the Fund at a rate per annum, computed weekly and paid quarterly, as follows: 0.50% of the lower of the weekly stock price (market value) of the Fund's outstanding shares or its average weekly net assets. For the six months ended June 30, 2005, investment advisory fees earned were $541,274.

   Credit Suisse Asset Management Limited (CSAM U.K.) ("CSAM U.K."), an affiliate of CSAM, is sub-investment adviser to the Fund. CSAM U.K.'s sub-investment advisory fees are paid by CSAM out of CSAM's net investment advisory fee and are not paid by the Fund.

   BBH&Co., provides administrative and custodial services to the Fund. Under the Administration and Custody Agreements, BBH&Co. is paid a fee based on average net assets.

   For the six months ended June 30, 2005, BBH&Co. earned administrative service fees (including out-of-pocket expenses) of $54,127.

   Merrill Corporation ("Merrill"), an affiliate of CSAM, has been engaged by the Fund to provide certain financial printing services. For the six months ended June 30, 2005, Merrill was paid $21,202 for its services to the Fund.

NOTE 4. LINE OF CREDIT

   The Fund, together with other funds/portfolios advised by CSAM (collectively, the "Participating Funds"), participates in a $75 million committed, unsecured line of credit facility ("Credit Facility") with Deutsche Bank, A.G. as administrative agent and syndication agent and State Street Bank and Trust Company as operations agent for temporary or emergency purposes. Under the terms of the Credit Facility, the Participating Funds pay an aggregate commitment fee at a rate of 0.10% per annum on the average unused amount of the Credit Facility, which is allocated among the Participating Funds in such manner as is determined by the governing Boards of the Participating Funds. In addition, the Participating Funds pay interest on borrowings at the Federal Funds rate plus 0.50%. At June 30, 2005 and during the six months ended June 30, 2005, the Fund had no borrowings under the Credit Facility.

NOTE 5. PURCHASES AND SALES OF SECURITIES

   For the six months ended June 30, 2005, there were no U.S. Government and Agency Obligations. Purchases and sales of investment securities (excluding short-term investments) were $64,444,869 and $58,542,414, respectively.

NOTE 6. FEDERAL INCOME TAXES

   At June 30, 2005, the identified cost for federal income tax purposes, as well as the gross unrealized appreciation from investments for those securities having an excess of value over cost, gross unrealized depreciation from investments for those securities having an excess of cost over value and the net unrealized appreciation (depreciation) from investments were $231,613,955, $8,890,526, $(23,964,332) and $(15,073,806), respectively.

NOTE 7. OTHER

   The Fund issued to its shareholders of record as of the close of business on September 27, 1996 transferable Rights to subscribe for up to an aggregate of 10,160,570 shares of Common Stock of the Fund at a rate of one share of Common Stock for three Rights held at the subscription price of $7.15 per share. During October 1996, the Fund issued a total of 10,160,570 shares of Common Stock on exercise of such Rights. Rights' offering costs of $550,000 were charged directly against the proceeds of the Offering.

NOTE 8. CONTINGENCIES

   In the normal course of business, the Fund may provide general indemnifications pursuant to certain contracts and organizational documents. The Fund's maximum exposure under these arrangements is dependent on future claims that may be made against the Fund and, therefore, cannot be estimated; however, based on experience, the risk of loss from such claims is considered remote.

CREDIT SUISSE ASSET MANAGEMENT INCOME FUND, INC.
ADDITIONAL INFORMATION (UNAUDITED)

DESCRIPTION OF INVESTLINK(SM) PROGRAM

   The InvestLink(SM) Program is sponsored and administered by EquiServe L.P., not by Credit Suisse Asset Management Income Fund, Inc., (the "Fund"). EquiServe L.P. will act as program administrator (the "Program Administrator") of the InvestLink(SM) Program (the "Program"). The purpose of the Program is to provide interested investors with a simple and convenient way to invest funds and reinvest dividends in shares of the Fund's common stock ("Shares") at prevailing prices, with reduced brokerage commissions and fees.

   An interested investor may join the Program at any time. Purchases of Shares with funds from a participant's cash payment or automatic account deduction will begin on the next day on which funds are invested. If a participant selects the dividend reinvestment option, automatic investment of dividends generally will begin with the next dividend payable after the Program Administrator receives his enrollment form. Once in the Program, a person will remain a participant until he terminates his participation or sells all Shares held in his Program account, or his account is terminated by the Program Administrator. A participant may change his investment options at any time by requesting a new enrollment form and returning it to the Program Administrator.

   A participant will be assessed certain charges in connection with his participation in the Program. First-time investors will be subject to an initial service charge which will be deducted from their initial cash deposit. All optional cash deposit investments will be subject to a service charge. Sales processed through the Program will have a service fee deducted from the net proceeds, after brokerage commissions. In addition to the transaction charges outlined above, participants will be assessed per share processing fees (which include brokerage commissions.) Participants will not be charged any fee for reinvesting dividends.

   The number of Shares to be purchased for a participant depends on the amount of his dividends, cash payments or bank account or payroll deductions, less applicable fees and commissions, and the purchase price of the Shares. The Program Administrator uses dividends and funds of participants to purchase Shares of the Fund's common stock in the open market. Such purchases will be made by participating brokers as agent for the participants using normal cash settlement practices. All Shares purchased through the Program will be allocated to participants as of the settlement date, which is usually three business days from the purchase date. In all cases, transaction processing will occur within 30 days of the receipt of funds, except where temporary curtailment or suspension of purchases is necessary to comply with applicable provisions of the Federal Securities laws or when unusual market conditions make prudent investment impracticable. In the event the Program Administrator is unable to purchase Shares within 30 days of the receipt of funds, such funds will be returned to the participants.

   The average price of all Shares purchased by the Program Administrator with all funds received during the time period from two business days preceding any investment date up to the second business day preceding the next investment date shall be the price per share allocable to a participant in connection with the Shares purchased for his account with his funds or dividends received by the Program Administrator during such time period. The average price of all Shares sold by the Program Administrator pursuant to sell orders received during such time period shall be the price per share allocable to a participant in connection with the Shares sold for his account pursuant to his sell orders received by the Program Administrator during such time period.

   EquiServe, L.P., as Program Administrator administers the Program for participants, keeps records, sends statements of account to participants and performs other duties relating to the Program. Each participant in the Program will receive a statement of his account following each purchase of Shares. The statements will also show the amount of dividends credited to such participant's account (if applicable), as well as fees paid by the participant. In addition, each participant will receive copies of the Fund's annual and semi-annual reports to shareholders, proxy statements and, if applicable, dividend income information for tax reporting purposes.

   If the Fund is paying dividends on the Shares, a participant will receive dividends through the Program for all Shares held on the dividend record date on the basis of full and fractional Shares held in his account, and for all other Shares of the Fund registered in his name. The Program Administrator will send checks to the participants for the amounts of their dividends that are not to be automatically reinvested at no cost to the participants.

   Shares of the Fund purchased under the Program will be registered in the name of the accounts of the respective participants. Unless requested, the Fund will not issue to participants certificates for Shares of the Fund purchased under the Program. The Program Administrator will hold the Shares in book-entry form until a Program participant chooses to withdraw his Shares or terminate his participation in the Program. The number of Shares purchased for a participant's account under the Program will be shown on his statement of account. This feature protects against loss, theft or destruction of stock certificates.

   A participant may withdraw all or a portion of the Shares from his Program account by notifying the Program Administrator. After receipt of a participant's request, the Program Administrator will issue to such participant certificates for the whole Shares of the Fund so withdrawn or, if requested by the participant, sell the Shares for him and send him the proceeds, less applicable brokerage commissions, fees, and transfer taxes, if any. If a participant withdraws all full and fractional Shares in his Program account, his participation in the Program will be terminated by the Program Administrator. In no case will certificates for fractional Shares be issued. The Program Administrator will convert any fractional Shares held by a participant at the time of his withdrawal to cash.

   Participation in any rights offering, dividend distribution or stock split will be based upon both the Shares of the Fund registered in participants' names and the Shares (including fractional Shares) credited to participants' Program accounts. Any stock dividend or Shares resulting from stock splits with respect to Shares of the Fund, both full and fractional, which participants hold in their Program accounts and with respect to all Shares registered in their names will be automatically credited to their accounts.

   All Shares of the Fund (including any fractional share) credited to his account under the Program will be voted as the participant directs. The participants will be sent the proxy materials for the annual meetings of shareholders. When a participant returns an executed proxy, all of such shares will be voted as indicated. A participant may also elect to vote his Shares in person at the Shareholders' meeting.

   A participant will receive tax information annually for his personal records and to help him prepare his U.S. federal income tax return. The automatic reinvestment of dividends does not relieve him of any income tax which may be payable on dividends. For further information as to tax consequences of participation in the Program, participants should consult with their own tax advisors.

   The Program Administrator in administering the Program will not be liable for any act done in good faith or for any good faith omission to act. However, the Program Administrator will be liable for loss or damage due to error caused by its negligence, bad faith or willful misconduct. Shares held in custody by the Program Administrator are not subject to protection under the Securities Investors Protection Act of 1970.

   The participant should recognize that neither the Fund nor the Program Administrator can provide any assurance of a profit or protection against loss on any Shares purchased under the program. A participant's investment in Shares held in his Program account is no different than his investment in directly held Shares in this regard. The participant bears the risk of loss and the benefits of gain from market price changes with respect to all his Shares. Neither the Fund nor the Program Administrator can guarantee that Shares purchased under the Program will, at any particular time, be worth more or less than their purchase price. Each participant must make an independent investment decision based on his own judgment and research.

   While the Program Administrator hopes to continue the Program indefinitely, the Program Administrator reserves the right to suspend or terminate the Program at any time. It also reserves the right to make modifications to the Program. Participants will be notified of any such suspension, termination or modification in accordance with the terms and conditions of the Program. The Program Administrator also reserves the right to terminate any participant's participation in the Program at any time. Any question of interpretation arising under the Program will be determined in good faith by the Program Administrator and any such good faith determination will be final.

   Any interested investor may participate in the Program. To participate in the Program, an investor who is not already a registered owner of the Shares must make an initial investment of at least $250.00. All other cash payments or bank account deductions must be at least $100.00, up to a maximum of $100,000.00 annually. An interested investor may join the Program by reading the Program description, completing and signing the enrollment form and returning it to the Program Administrator. The enrollment form and information relating to the Program (including terms and conditions) may be obtained by calling the Program Administrator at (800) 730-6001. All correspondence regarding the Program should be directed to: EquiServe Trust Company N.A., InvestLink Program, P.O. 43010, Providence, RI 02940-3010.

CREDIT SUISSE ASSET MANAGEMENT INCOME FUND, INC.
RESULTS OF ANNUAL MEETING OF SHAREHOLDERS (UNAUDITED)

   On April 22, 2005, the Annual Meeting of Shareholders of the Fund was held and the following matter was approved:

   (1) To elect two Directors to the Board of Directors of the Fund.

           NAME OF DIRECTOR                     FOR                    WITHHELD
         --------------------                ----------                --------
         James S. Pasman, Jr.                43,081,598                 637,874
         Steven N. Rappaport                 43,119,773                 599,698

   In addition to the Directors elected at the meeting, Enrique R. Arzac, Lawrence J. Fox, and Michael E. Kenneally continued as Directors of the Fund.

CREDIT SUISSE ASSET MANAGEMENT INCOME FUND, INC.
BOARD CONSIDERATION AND RE-APPROVAL OF INVESTMENT ADVISORY AGREEMENT (UNAUDITED)

   Section 15(c) of the Investment Company Act of 1940 (the "1940 Act") contemplates that the Board of Directors (the "Board") of Credit Suisse Asset Management Income Fund, Inc. (the "Fund"), including a majority of the Directors who have no direct or indirect interest in the investment advisory agreement and are not "interested persons" of the Fund, as defined in the 1940 Act (the "Independent Directors"), will annually review and re-approve the terms of the Fund's existing investment advisory agreement. In this regard, the Board reviewed and re-approved, during the most recent six months covered by this report, an investment advisory agreement (the "Advisory Agreement") with Credit Suisse Asset Management, LLC ("CSAM") for the Fund.

   More specifically, at a meeting held on February 14, 2005, the Board, including the Independent Directors advised by their independent legal counsel, considered the factors and reached the conclusions described below relating to the selection of CSAM and the re-approval of the Advisory Agreement.

NATURE, EXTENT AND QUALITY OF SERVICES

   The Board received and considered various data and information regarding the nature, extent and quality of services provided to the Fund by CSAM under the Advisory Agreement. The most recent investment adviser registration form ("Form ADV") for CSAM was provided to the Board, as were responses of CSAM to a detailed series of requests submitted by the Independent Directors' independent legal counsel on behalf of such Directors. The Board reviewed and analyzed these materials, which included, among other things, information about the background and experience of the senior management and the expertise of, and amount of attention devoted to the Fund by, investment personnel of CSAM. In this regard, the Board specifically reviewed the qualifications, background and responsibilities of the chief investment officer who is primarily responsible for day-to-day portfolio management services for the Fund.

   The Board considered the investment and legal compliance programs of the Fund and CSAM, including their implementation of enhanced compliance policies and procedures in response to Securities and Exchange Commission rule changes and other regulatory initiatives.

   The Board evaluated the ability of CSAM, based on its resources, reputation and other attributes, to attract and retain highly qualified investment professionals, including research, advisory, and supervisory personnel. In this connection, the Board considered information regarding CSAM's compensation arrangements for its personnel involved in the management of the Fund.

   Based on the above factors, together with those referenced below, the Board concluded that it was generally satisfied with the nature, extent and quality of the investment advisory services provided to the Fund by CSAM.

FUND PERFORMANCE AND EXPENSES

   The Board considered the one-year, two-year, three-year, four-year, five-year and ten-year performance results for the Fund. It also considered these results in comparison to the median performance results of the group of funds that was determined to be the most similar to the Fund (the "Peer Group") and to the median performance of a broader universe of relevant funds (the "Universe"), as well as to the Fund's benchmark index, the Lipper Closed-End Flexible Income Funds Index. Lipper Inc. ("Lipper"), an independent provider of investment company data, determined the Peer Group and Universe for the Fund and provided the comparative data. The Board was provided with a description of the methodology used by Lipper to select the closed-end funds in the Fund's Peer Group and Universe. The Board noted that the Fund's performance ranked in the bottom third of the performance results for funds in its Peer Group over the four-, five- and ten-year periods. However, the Board observed that the Fund's performance improved significantly over the one-, two- and three-year periods and had the top ranking in its Peer Group over the one- and two-year periods.

   The Board received and considered statistical information regarding the Fund's total expense ratio and its various components, including management fees, non-management fees, fee waivers/caps and/or expense reimbursements and actual total expenses of the Fund, including and excluding investment-related expenses and taxes. It also considered comparisons of these fees to the expense information for the Fund's Peer Group and Universe, which comparative data was provided by Lipper. The Board noted that the overall expense ratio of the Fund was significantly lower than the Peer Group's median overall ratio and was the lowest overall expense ratio in its Peer Group, including and excluding investment-related expenses and taxes.

   Management also discussed the Lipper data and rankings, and other relevant information, for the Fund. Based on the above-referenced considerations and other factors, the Board concluded that the overall performance and expense results supported the re-approval of the Advisory Agreement for the Fund.

INVESTMENT ADVISORY FEE RATE

   The Board reviewed and considered the proposed contractual investment advisory fee rate (the "Advisory Agreement Rate") payable by the Fund to CSAM for investment advisory services. In addition, the Board reviewed and considered the proposed fee waiver/cap arrangements applicable to the Advisory Agreement Rate and considered the Advisory Agreement Rate after taking the waivers into account (the "Net Advisory Rate"). The Board noted that CSAM had voluntary fee waivers in effect to base its current investment advisory fee upon the lower of the average weekly stock price or its average weekly net assets.

   Additionally, the Board received and considered information comparing the Advisory Agreement Rate (both on a stand-alone basis and on a combined basis with the Fund's administration fee rate) with those of the other funds in its Peer Group. The Board concluded that the Advisory Agreement Rate for the Fund was the lowest among funds in its Peer Group. The Board noted that the Fund's administrator is not affiliated with CSAM and that the Fund's administration agreement and corresponding fees were negotiated at arm's-length. However, the Board also noted that the combined investment advisory/administration fee rate for the Fund was the lowest of funds in its Peer Group. The Board concluded that these factors supported the Advisory Agreement Rate and the Net Advisory Rate.

PROFITABILITY

   The Board received and considered a detailed estimated profitability analysis of CSAM based on the Advisory Agreement Rate, as well as on any other relationships between the Fund and CSAM and its affiliates.

   The Board concluded that, in light of the costs of providing investment management and other services to the Fund, the profits and other ancillary benefits that CSAM and its affiliates received with regard to providing these services to the Fund were not unreasonable.

ECONOMIES OF SCALE

   The Board received and considered information regarding whether there have been economies of scale with respect to the management of the Fund, whether the Fund has appropriately benefited from any economies of scale, and whether there is potential for realization of any further economies of scale.

   The Board observed that the Advisory Agreement did not offer breakpoints. However, the Board considered the diminished impact of economies of scale in the context of a closed-end fund as well as the Advisory Agreement Rate and concluded that the fees were fair and equitable based on relevant factors, including the Fund's performance results and total expenses ranking relative to its Peer Group.

INFORMATION ABOUT SERVICES TO OTHER CLIENTS

   The Board also received and considered information about the nature, extent and quality of services and fee rates offered by CSAM to its other clients, including other registered investment companies and institutional investors and investment companies to which CSAM serves as an unaffiliated sub-adviser. The Board concluded that the Advisory Agreement Rate was lower than or the same as most of the fee rates offered to other CSAM clients. Where rates offered to other clients were relatively lower, the Board considered that CSAM's voluntary fee waivers would potentially decrease the Advisory Agreement Rate. The Board concluded, based on information provided by CSAM, that the costs associated with managing and operating a registered, closed-end bond fund, compared with an open-end fixed income fund, provided a justification for the higher fee rates charged to the Fund.

OTHER FACTORS AND BROADER REVIEW

   As discussed above, the Board reviews detailed materials received from CSAM annually as part of the re-approval process under Section 15(c) of the 1940 Act. The Board also regularly reviews and assesses the quality of the services that the Fund receives throughout the year. In this regard, the Board reviews reports of CSAM at least in each of its quarterly meetings, which include, among other things, a detailed portfolio review, and detailed fund performance reports, and confers with the chief investment officer of the Fund at least quarterly with respect to the portfolio management of the Fund.

   After considering the above-described factors and based on its deliberations and its evaluation of the information provided to it, the Board concluded that re-approval of the Advisory Agreement for the Fund was in the best interest of the Fund and its shareholders. Accordingly, the Board unanimously re-approved the Advisory Agreement.

CREDIT SUISSE ASSET MANAGEMENT INCOME FUND, INC.
PRIVACY POLICY NOTICE (UNAUDITED)

                    IMPORTANT PRIVACY CHOICES FOR CONSUMERS

   We are committed to maintaining the privacy of every current and prospective customer. We recognize that you entrust important personal information to us, and we wish to assure you that we take seriously our responsibilities in protecting and safeguarding this information.

   In connection with making available investment products and services to current and potential customers, we may obtain nonpublic personal information about you. This information may include your name, address, e-mail address, social security number, account number, assets, income, financial situation, transaction history and other personal information.

   We may collect nonpublic information about you from the following sources:

   - Information we receive on applications, forms, questionnaires, web sites, agreements or in the course of establishing or maintaining a customer relationship; and

   - Information about your transactions with us, our affiliates, or others.

   We do not disclose any nonpublic personal information about our customers or former customers to anyone, except with your consent or as otherwise permitted by law.

   RESTRICT INFORMATION SHARING WITH AFFILIATES: In cases where we believe that additional products and services may be of interest to you, we may share the information described above with our affiliates unless you say "No."

/ / No, please do not share personal and financial information with your affiliated companies. [If you check this box, you must send this notice back to us with your name, address and account number to Credit Suisse Funds, 466 Lexington Avenue, New York, New York 10017.]

   We may also disclose this information to firms that perform services on our behalf. These agents and service providers are required to treat the information confidentially and use it only for the purpose for which it is provided.

   We restrict access to nonpublic personal information about you to those employees, agents or other parties who need to know that information to provide products or services to you or in connection with your investments with or through us. We maintain physical, electronic and procedural safeguards that comply with federal standards to guard your nonpublic personal information.

   NOTE: THIS NOTICE IS PROVIDED TO CLIENTS AND PROSPECTIVE CLIENTS OF CREDIT SUISSE ASSET MANAGEMENT, LLC ("CSAM"), AND CREDIT SUISSE ASSET MANAGEMENT SECURITIES, INC., AND SHAREHOLDERS AND PROSPECTIVE SHAREHOLDERS IN CSAM-SPONSORED AND ADVISED INVESTMENT COMPANIES, INCLUDING CREDIT SUISSE FUNDS, AND OTHER CONSUMERS AND CUSTOMERS, AS APPLICABLE. THIS NOTICE IS NOT INTENDED TO BE INCORPORATED IN ANY OFFERING MATERIALS BUT IS MERELY A STATEMENT OF OUR CURRENT PRIVACY POLICY, AND MAY BE AMENDED FROM TIME TO TIME UPON NOTICE TO YOU. THIS NOTICE IS DATED AS OF MAY 16, 2005.

CREDIT SUISSE ASSET MANAGEMENT INCOME FUND, INC.
PROXY VOTING AND PORTFOLIO HOLDINGS INFORMATION (UNAUDITED)

   Information regarding how the Credit Suisse Asset Management Income Fund, Inc. (the "Fund") voted proxies related to its portfolio securities during the 12-month period ended June 30 of each year as well as policies and procedures that the Fund uses to determine how to vote proxies relating to its portfolio securities are available:

   - By calling 1-800-293-1232

   - On the Fund's website, www.csam.com/us

   - On the website of the Securities and Exchange Commission, http://www.sec.gov

   The Fund files a complete schedule of its portfolio holdings for the first and third quarters of its fiscal year with the SEC on Form N-Q. The Fund's Forms N-Q are available on the SEC's website at http://www.sec.gov and may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information on the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330.

OTHER FUNDS MANAGED BY CREDIT SUISSE ASSET MANAGEMENT, LLC

Credit Suisse Capital Appreciation Fund
Credit Suisse Cash Reserve Fund
Credit Suisse Commodity Return Strategy Fund
Credit Suisse Emerging Markets Fund
Credit Suisse Fixed Income Fund
Credit Suisse Global Fixed Income Fund
Credit Suisse Global Small Cap Fund
Credit Suisse High Income Fund
Credit Suisse International Focus Fund
Credit Suisse Japan Equity Fund
Credit Suisse Large Cap Value Fund
Credit Suisse Mid-Cap Growth Fund
Credit Suisse New York Municipal Fund
Credit Suisse Large Cap Blend Fund
Credit Suisse Short Duration Bond Fund
Credit Suisse Small Cap Growth Fund
Credit Suisse Small Cap Value Fund

Fund shares are not deposits or other obligations of Credit Suisse Asset Management, LLC or any affiliate, are not FDIC-insured and are not guaranteed by Credit Suisse Asset Management, LLC or any affiliate. Fund investments are subject to investment risks, including loss of your investment. There are special risk considerations associated with international, global, emerging-market, small-company, private equity, high-yield debt, single-industry, single-country and other special, aggressive or concentrated investment strategies. Past performance cannot guarantee future results.

More complete information about a fund, including charges and expenses, is provided in the Prospectus, which should be read carefully before investing. You may obtain copies by calling Credit Suisse Funds at 800-927-2874. For up-to-date performance, please look in the mutual fund section of your newspaper under Credit Suisse.

Credit Suisse Asset Management Securities, Inc., Distributor.

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

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

SUMMARY OF GENERAL INFORMATION (UNAUDITED)

The Fund -- The CSAM Income Fund, Inc. -- is a closed-end, non-diversified management investment company whose shares trade on the New York Stock Exchange, Inc. Its investment objective is to seek current income through investment primarily in debt securities. Credit Suisse Asset Management, LLC (New York), the Fund's investment adviser, is part of Credit Suisse Asset Management ("CSAM"), the institutional and mutual-fund asset-management arm of Credit Suisse First Boston. As of June 30, 2005, CSAM managed over $24 billion in the U.S. and, together with its global affiliates, managed assets of over $327 billion in 16 countries.

SHAREHOLDER INFORMATION

The market price is published in: THE NEW YORK TIMES (DAILY) under the designation "CrSuisinco" and THE WALL STREET JOURNAL (DAILY), and BARRON'S (EACH MONDAY) under the designation "CSAM Income Fd". The Fund's New York Stock Exchange, Inc. trading symbol is CIK. Weekly comparative net asset value (NAV) and market price information about The CSAM Income Fund, Inc.'s shares are published each Sunday in THE NEW YORK TIMES and each Monday in THE WALL STREET JOURNAL and BARRON's, as well as other newspapers, in a table called "Closed-End Funds."

THE CSAM GROUP OF FUNDS

LITERATURE REQUEST -- Call today for free descriptive information on the closed-end funds listed below at 1-800-293-1232 or visit our website on the
Internet: http://www.csam.com/us.

CLOSED-END FUNDS

SINGLE COUNTRY
The Chile Fund, Inc. (CH)
The First Israel Fund, Inc. (ISL)
The Indonesia Fund, Inc. (IF)

MULTIPLE COUNTRY
The Emerging Markets Telecommunications Fund, Inc. (ETF)
The Latin America Equity Fund, Inc. (LAQ)

FIXED INCOME
Credit Suisse High Yield Bond Fund (DHY)

Notice is hereby given in accordance with Section 23(c) of the Investment Company Act of 1940, as amended, that the CSAM Income Fund, Inc. may from time to time purchase shares of its capital stock in the open market.

DIRECTORS AND CORPORATE OFFICERS

Enrique R. Arzac       Director

Lawrence J. Fox        Director

James S. Pasman, Jr.   Director

Steven N. Rappaport    Director

Michael E. Kenneally   Director and Chairman of the Board

Dennis M. Schaney      Chief Investment Officer

Michael E. Gray        Investment Officer

J. Kevin Gao           Senior Vice President

Ajay Mehra             Chief Legal Officer

Emidio Morizio         Chief Compliance Officer

Michael A. Pignataro   Chief Financial Officer, Vice President and Secretary

Maxine C. Evertz       Assistant Secretary

Robert M. Rizza        Treasurer

INVESTMENT ADVISER

Credit Suisse Asset Management, LLC
466 Lexington Avenue
New York, NY 10017

INVESTMENT SUB-ADVISER

Credit Suisse Asset Management Limited
Beaufort House
15 St. Botolph Street
London EC3A 7JJ, England

ADMINISTRATOR AND CUSTODIAN

Brown Brothers Harriman & Co.
40 Water Street
Boston, MA 02109

SHAREHOLDER SERVICING AGENT

EquiServe Trust Company, N.A.
P.O. Box 43010
Providence, RI 02940

INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

PricewaterhouseCoopers LLP
Two Commerce Square
Philadelphia, PA 19103

LEGAL COUNSEL

Willkie Farr & Gallagher LLP
787 Seventh Avenue
New York, NY 10017


This report, including the financial statements herein, is sent to the shareholders of the Fund for their information. The financial information included herein is taken from the records of the Fund without examination by the independent registered public accountants who do not express an opinion thereon. It is not a prospectus, circular or representation intended for use in the purchase or sale of shares of the Fund or of any securities mentioned in this report.

                                                                 CIK LISTED NYSE

                                                                    CIK-SAR-0605

ITEM 2. CODE OF ETHICS.
This item is inapplicable to a semi-annual report on Form N-CSR.

ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT.
This item is inapplicable to a semi-annual report on Form N-CSR.

ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.
This item is inapplicable to a semi-annual report on Form N-CSR.

ITEM 5. AUDIT COMMITTEE OF LISTED REGISTRANTS.
This item is inapplicable to a semi-annual report on Form N-CSR.

ITEM 6. SCHEDULE OF INVESTMENTS.
Included as part of the report to shareholders filed under Item 1 of this Form.

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.
This item is inapplicable to a semi-annual report on Form N-CSR.

ITEM 8. PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES. Form N-CSR disclosure requirement not yet effective with respect to the registrant.

ITEM 9. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.
None.

ITEM 10. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

There have been no material changes to the procedures by which shareholders may recommend nominees to the registrant's board of directors since the registrant last provided disclosure in response to the requirements of Item 7(d)(2)(ii)(g) of Schedule 14A in its definitive proxy statement dated March 21, 2005.

ITEM 11. CONTROLS AND PROCEDURES.

(a) As of a date within 90 days from the filing date of this report, the principal executive officer and principal financial officer concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the "Act")) were effective based on their evaluation of the disclosure controls and procedures required by Rule 30a-3(b) under the Act and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934.

(b) There were no changes in registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the registrant's second fiscal half-year that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 12. EXHIBITS.

(a)(1)    Not applicable.

(a)(2) The certifications of the registrant as required by Rule 30a-2(a) under the Act are exhibits to this report.

(a)(3)    Not applicable.

(b) The certifications of the registrant as required by Rule 30a-2(b) under the Act are an exhibit to this report.

                                   SIGNATURES

          Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

          CREDIT SUISSE ASSET MANAGEMENT INCOME FUND, INC.

          /s/steven Plump
          ---------------
          Name:  Steven Plump
          Title: Chief Executive Officer
          Date:  September 1, 2005

          Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

          /s/Steven Plump
          ---------------
          Name:  Steven Plump
          Title: Chief Executive Officer
          Date:  September 1, 2005

          /s/Michael A. Pignataro
          -----------------------
          Name:  Michael A. Pignataro
          Title: Chief Financial Officer
          Date:  September 1, 2005